File No. 333-119741

As filed on December 30, 2004

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 1 ☒

Post-Effective Amendment No. ☐

(Check appropriate box or boxes)

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

(203) 926-1888

(Area Code and Telephone Number)

One Corporate Drive
Shelton, CT 06484

Address of Principal Executive Offices:

(Number, Street, City, State, Zip Code)

Deborah A. Docs
Secretary, Strategic Partners Mutual Funds, Inc.

Gateway Center Three, 100 Mulberry Street
Newark, NJ 07102

Name and Address of Agent for Service:

(Number and Street) (City) (State) (Zip Code)

Copies to:

Margery K. Neale, Esquire

Shearman & Sterling LLP

599 Lexington Avenue

New York, NY 10022

Approximate Date of Proposed Public Offering:  As soon as
practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:  Shares of common stock, par value $0.001 per share of the Strategic Partners Managed Index 500 Fund of Strategic Partners Mutual Funds, Inc.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

STRATEGIC PARTNERS GROWTH WITH INCOME FUND

One Corporate Drive

P.O. Box 883

Shelton, Connecticut 06484

IMPORTANT PROXY MATERIALS

PLEASE VOTE NOW

Dear Shareholder:	January , 2005

I am writing to ask you to vote on an important proposal whereby the assets of the Strategic Partners Growth With Income Fund (the “Growth Fund”) would be acquired by the Strategic Partners Managed Index 500 Fund (the “Index 500 Fund” and together with the Growth Fund, the “Funds”).  The proposed acquisition is referred to as the “transaction.”  The Funds are each a series of Strategic Partners Mutual Funds, Inc. (“the Company”).  A shareholder meeting for the Growth Fund is scheduled for March      , 2005.  Only shareholders of the Growth Fund will vote on the acquisition of the Growth Fund’s assets by the Index 500 Fund.

This package contains information about the proposal and includes materials you will need to vote. The Board of Directors of the Company has reviewed the proposal and recommended that it be presented to shareholders of the Growth Fund for their consideration.  Although the Directors have determined that the proposal is in the best interests of shareholders, the final decision is up to you.

If approved, the proposed transaction would give you the opportunity to participate in a larger fund with similar investment policies.  In addition, shareholders are expected to realize a reduction in both the net and gross annual operating expenses borne by shareholders.  The accompanying proxy statement and prospectus include a detailed description of the proposal.  Please read the enclosed materials carefully and cast your vote.  Remember, your vote is extremely important, no matter how large or small your holdings. By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

To vote, you may use any of the following methods:

• By Mail.  Please complete, date and sign your proxy card before mailing it in the enclosed postage paid envelope.  Votes must be received prior to March      , 2005.

• By Internet.  Have your proxy card available.  Go to the web site: www.proxyvote.com.  Enter your control number from your proxy card.  Follow the instructions found on the web site.  Votes must be entered prior to 4 p.m. on  March         , 2005.

• By Telephone. Call (800) 690-6903 toll free. Enter your control number from your proxy card. Follow the instructions given.  Votes must be entered prior to 4 p.m. on March       , 2005.

Special Note for Systematic Investment Plans (e.g., Automatic Investment Plan, Systematic Exchange, etc.). Shareholders on systematic investment plans must contact their financial advisor or call our customer service division, toll-free, at (800) 225-1852 to change their options. Otherwise, if the proposed transaction is approved, starting on the day following the closing of the proposed reorganization  (which is expected to occur shortly after the shareholder meeting), future purchases will automatically be made in shares of Index 500 Fund.

If you have any questions before you vote, please call us at (800) 752-6342.  We are glad to help you understand the proposal and assist you in voting.  Thank you for your participation.

Judy A. Rice

President

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

STRATEGIC PARTNERS GROWTH WITH INCOME FUND
One Corporate Drive
P.O. Box 883
Shelton, Connecticut 06484

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To our Shareholders:

Notice is hereby given that a Special Meeting of Shareholders (the “Meeting”) of the Strategic Partners Growth With Income Fund (the “Growth Fund”) will be held at 100 Mulberry Street, Gateway Center Three, 14th Floor, Newark, New Jersey 07102, on March      , 2005, at 11:00 a.m. local time, for the following purposes:

1. For shareholders of the Growth Fund to approve or disapprove a Plan of Reorganization under which the Growth Fund will transfer all of its assets to, and all of its liabilities will be assumed by, the Strategic Partners Managed Index 500 Fund (the “Index 500 Fund”).  In connection with this proposed transfer, each whole and fractional share of each class of the Growth Fund shall be exchanged for whole and fractional shares of equal net asset value of the same class of the Index 500 Fund and outstanding shares of the Growth Fund will be cancelled.

2. To transact such other business as may properly come before the Meeting or any adjournments of the Meeting.

The Board of Directors of the Company, on behalf of the Growth Fund, has fixed the close of business on December     , 2004 as the record date for the determination of the shareholders of the Growth Fund, as applicable, entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

Deborah A. Docs

Secretary

Dated:  January      , 2005

A proxy card is enclosed along with the Proxy Statement.  Please vote your shares today by signing and returning the enclosed proxy card in the postage prepaid envelope provided.  You may also vote by telephone or via the Internet as described in the enclosed materials.  The Board of Directors recommends that you vote “for” the proposal.

YOUR VOTE IS IMPORTANT.

PLEASE RETURN YOUR PROXY CARD PROMPTLY.

Shareholders are invited to attend the Meeting in person.  Any shareholder who does not expect to attend the Meeting is urged to complete the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States.  In order to avoid unnecessary expense, we ask for your cooperation in mailing your proxy card promptly, no matter how large or small your holdings may be.

PROSPECTUS/PROXY STATEMENT

TABLE OF CONTENTS

Cover Page
Summary
The Proposal
Shareholder voting
Comparisons of Some Important Features of the Funds
The investment objective and strategies of the Funds
Other Non-Fundamental Investment Policies of the Funds
Fundamental Investment Restrictions of the Funds
Risks of Investing in the Funds
Federal Income Tax Considerations
Management of the Company and the Funds
Distribution Plan
Valuation
Purchases, Redemptions, Exchanges and Distributions
Fees and expenses
Expense examples
Performance
Reasons for the Transaction
Information about the Transaction
Closing of the Transaction
Expenses of the Transaction
Tax Consequences of the Transaction
Characteristics of the Strategic Partners Managed Index 500 Fund shares
Capitalization of the Funds and Capitalization after the Transaction
Voting Information
Required vote
How to vote
Solicitation of voting instructions
Principal Holders of Shares
Additional Information about the Company and the Funds
Miscellaneous
Legal Matters
Independent Registered Public Accounting Firm
Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees
Shareholder Proposals
Exhibits to Prospectus/Proxy Statement
Exhibit A – Plan of Reorganization (attached)
Exhibit B – Prospectus for the Strategic Partners Growth with Income Fund and the Strategic Partners Managed Index 500 Fund dated March 1, 2004	(enclosed)
Exhibit C – American Skandia Advisor Funds, Inc. (now known as Strategic Partners Mutual Funds, Inc.) Annual Report to Shareholders for fiscal year ended October 31, 2003	(enclosed)
Exhibit D – Strategic Partners Mutual Funds, Inc. Semi-Annual Report to Shareholders dated April 30, 2004	(enclosed)

STRATEGIC PARTNERS GROWTH WITH INCOME FUND
A SERIES OF STRATEGIC PARTNERS MUTUAL FUNDS, INC.
PROXY STATEMENT

and

STRATEGIC PARTNERS MANAGED INDEX 500 FUND
A SERIES OF STRATEGIC PARTNERS MUTUAL FUNDS, INC.
PROSPECTUS

One Corporate Drive
P.O. Box 883
Shelton, Connecticut 06484

Dated November       , 2004

Acquisition of the Assets of the Strategic Partners Growth with Income Fund

By and in exchange for shares of the Strategic Partners Managed Index 500 Fund

This Proxy Statement and Prospectus (“Proxy Statement”) is being furnished to the shareholders of the Strategic Partners Growth with Income Fund (the “Growth Fund”), a series of Strategic Partners Mutual Funds, Inc. (the “Company”), in connection with the solicitation of proxies by the Board of Directors of the Company for use at a Special Meeting of Shareholders of Growth Fund and at any adjournments thereof (the “Meeting”).

The Meeting will be held at 100 Mulberry Street, Gateway Center Three, 14th Floor, Newark, New Jersey 07102 on January      , 2004 at 11:00 a.m. local time.  This Proxy Statement will first be sent to shareholders on or about November      , 2004.

The purpose of the Meeting is for shareholders of Growth Fund to vote on a Plan of Reorganization (the “Plan”) under which Growth Fund will transfer all of its assets to, and all of its liabilities will be assumed by, Strategic Partners Managed Index 500 Fund, which is also a series of the Company (“Index 500 Fund”), in exchange for shares of Index 500 Fund, which will be distributed to shareholders of Growth Fund, and the subsequent cancellation of shares of Growth Fund. If the transaction is approved, each whole and fractional share of each class of Growth Fund shall be exchanged for whole and fractional shares of equal net asset value of the same class of Index 500 Fund as soon as practicable following the Meeting and the Growth Fund will be liquidated and the Index 500 Fund will be the surviving fund.

The investment objective of the Growth Fund is to seek long-term growth of capital with a secondary objective to seek reasonable current income, while the investment objective of the Index 500 Fund is to outperform the Standard & Poor’s 500 Composite Stock Price Index through stock selection resulting in different weightings of common stocks relative to the index.  Each Fund invests primarily in equity securities.  If the shareholders of Growth Fund approve the transaction, the shareholders of Growth Fund will become shareholders of Index 500 Fund.

This Proxy Statement gives the information about the proposed reorganization and issuance of shares of the Index 500 Fund that you should know before investing.  You should retain it for future reference.  Additional information about the Index 500 Fund and the proposed reorganization has been filed with the Securities and Exchange Commission (“SEC”) and can be found in the following documents:

☐            The Prospectus for the Funds dated March 1, 2004, is attached with and considered a part of this Proxy Statement.

☐            A Statement of Additional Information (“SAI”) relating to this Proxy Statement dated March 1, 2004, has been filed with the SEC and is incorporated by reference into this Proxy Statement.

You may request a free copy of the SAI relating to this Proxy Statement or other documents related to the Company without charge by calling 1-800-752-6342 or by writing to the Company at the above address.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation or any other U.S. government agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

The following is a summary of certain information contained elsewhere in this Proxy Statement, including the Plan.  You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit A) and the Prospectus and Statement of Additional Information for the Funds (attached as Exhibit B), and is qualified in its entirety by reference to these documents.  You should read this Proxy Statement, the Plan and the Prospectus and Statement of Additional Information of the Funds for more complete information.

The Proposal

You are being asked to consider and approve a Plan of Reorganization that will have the effect of combining the Growth Fund and the Index 500 Fund into a single mutual fund.  If shareholders of the Growth Fund vote to approve the Plan, the assets of the Growth Fund will be transferred to the Index 500 Fund in exchange for an equal value of shares of the Index 500 Fund.  Shareholders of the Growth Fund will have their shares exchanged for shares of the Index 500 Fund of equal dollar value based upon the value of the shares at the time the Growth Fund’s assets are transferred to the Index 500 Fund.  After the transfer of assets and exchange of shares have been completed, the Growth Fund will be liquidated and dissolved.  The proposed reorganization is referred to in this Prospectus/Proxy Statement as the “Transaction.”  As a result of the Transaction, you will cease to be a shareholder of the Growth Fund and will become a shareholder of the Index 500 Fund.

For the reasons set forth in the “Reasons for the Transaction” section, the Board of Directors of the Company has determined that the Transaction is in the best interests of the shareholders of the Growth Fund and the Index 500 Fund, and has also concluded that no dilution in value would result to the shareholders of either Fund as a result of the Transaction.

The Board of Directors of the Company, on behalf of the Growth Fund and the Index 500 Fund, has approved the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting

Shareholders who own shares of the Growth Fund at the close of business on November        , 2004 (the “Record Date”) will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold of the Growth Fund.  To approve the Transaction for the reorganization of the Growth Fund, the affirmative vote of the holders of a majority of the total number of shares of capital stock of the Growth Fund outstanding and entitled to vote thereon must be voted in favor of the Plan.

Please vote your shares as soon as you receive this Prospectus/Proxy Statement.  You may vote by completing and signing the enclosed ballot (the “proxy card”) or over the Internet or by phone.  If you vote by any of these methods, your votes will be officially cast at the Meeting by persons appointed as proxies.

You can revoke or change your voting instructions at any time until the vote is taken at the Meeting.  For more details about shareholder voting, see the “Voting Information” section of this Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The investment objective and strategies of the Funds

This section describes the investment policies of the Growth Fund and the Index 500 Fund and the differences between them.  For a complete description of the investment policies and risks of the Index 500 Fund, you should read the Prospectus for the Funds that is enclosed with this Prospectus/Proxy Statement.

The investment objectives of the Funds are similar, but are not identical.  Both Funds seek long-term growth of capital.  However, the investment objective of the Growth Fund is to seek long-term growth of capital with a secondary objective to seek reasonable current income, while the investment objective of the Index 500 Fund is to outperform the Standard & Poor’s 500 Composite Stock Price Index through stock selection resulting in different weightings of common stocks relative to the index.  The investment objectives for both Funds are non-fundamental policies and can be changed without shareholder approval.

The Growth Fund and the Index 500 Fund invest primarily in common stock.  Each of the Funds pursues its investment objective through various investment strategies that are employed by the Fund’s sub-advisor (“Sub-advisor”).

The Growth Fund seeks long-term growth of capital with a secondary objective to seek reasonable current income, by investing, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The stocks in which the Growth Fund invests generally will pay dividends, and the Growth Fund generally focuses on companies with larger market capitalizations that the Sub-advisor believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.   The Sub-advisor uses a “bottom up,” as opposed to “top down” investment style in managing the Growth Fund. This means that securities are selected based upon fundamental analysis of individual companies by the Sub-advisor (such as analysis of the companies’ earnings, cash flow, competitive position and management abilities).

The Index 500 Fund seeks to outperform the Standard & Poor’s 500 Composite Stock Price Index (S&P 500) through stock selection resulting in different weightings of common stocks relative to the index.  The Index 500 Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in securities which are included in the S&P 500.  The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States.  In seeking to outperform the S&P 500, the Sub-advisor starts with a portfolio of stocks representative of the holdings of the index.  It then uses a set of fundamental quantitative criteria that are designed to indicate whether a particular stock will predictably perform better or worse than the S&P 500.  Based on these criteria, the Sub-advisor determines whether the Fund should over-weight, under-weight or hold a neutral position in the stock relative to the proportion of the S&P 500 that the stock represents.  In addition, the Sub-advisor may determine based on the quantitative criteria that (1) certain S&P 500 stocks should not be held by the Fund in any amount, and (2) certain equity securities that are not included in the S&P 500 should be held by the Fund.  The Fund will not invest more than 15% of its total assets in equity securities of companies not held in the S&P 500.

While both the Growth Fund and the Index 500 Fund both seek growth of capital, the Growth Fund’s secondary objective is to seek reasonable current income and the Index 500 Fund invests in the securities included in the S&P 500 without regard to realization of income.  Consequently, any income the Index 500 Fund does realize will be incidental to the Fund’s primary investment objective.

Other non-fundamental investment policies of the Funds

As noted above, each of the Funds invest primarily in common stocks.  Under certain circumstances, each Fund may invest a portion of its assets in other types of investments or employ alternative investment strategies.  As described more fully below, each Fund may have limitations on the extent to which it may pursue these types of investments.  In general, each Fund may invest in dollar-denominated and non-dollar denominated foreign securities, derivatives and convertible and non-convertible debt securities.

The Growth Fund may invest in futures and forward contracts, options (for hedging and non-hedging purposes), corporate debt securities, variable and floating rate obligations, zero coupon bonds, deferred interest bonds, PIK bonds, and depositary receipts (including American Depositary Receipts, Global Depositary Receipts and other types of depositary receipts).  The Growth Fund may also invest in the securities of emerging markets.  Such emerging markets securities include the securities of government, government-related, supranational and corporate issuers located in emerging markets.  The Growth Fund may make short sales of securities “against the box,” and may purchase securities on a when issued, forward commitment or delayed delivery basis.

The Index 500 Fund is a diversified fund, and therefore no more than 5% of the Fund’s assets may be invested in the securities of a single issuer (other than U.S. Government securities), except that up to 25% of the Fund’s assets may be invested without regard to this limitation.  The Fund may invest in certificates of deposit and bankers’ acceptances, commercial paper, and U.S. Government obligations.  The Fund may also invest in various instruments that are or may be considered to be derivatives, including warrants, convertible securities, futures contracts, options on futures contracts, and options on securities indices.  These instruments may be used for several reasons:  to simulate full investment in the S&P 500 while retaining cash for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when the derivative instrument is priced more attractively than the underlying security or the S&P 500.  The Fund will not use derivatives for speculative purposes or to leverage its assets.  The Fund will limit its use of securities index futures contracts and related options so that, at all times, margin deposits for futures contracts and premiums on related options do not exceed 5% of the Fund’s assets and the percentage of the Fund’s assets being used to cover its obligations under futures and options does not exceed 50%.

Although the Funds do not expect to do so ordinarily, during periods of adverse market conditions, each Fund may invest all or substantially all of its assets temporarily in a defensive manner.  When investing in this manner, the Growth Fund may hold cash or invest in cash equivalents such as short-term U.S. Government securities, commercial paper and bank instruments.  When investing in a defensive manner, the Index 500 Fund Funds may invest in high-grade, short-term, fixed-income securities (which may include U.S. Government securities). While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.

Fundamental investment restrictions of the Funds

As noted above, a Fund may not change a fundamental investment restriction without the prior approval of its shareholders.  A non-fundamental investment policy, however, may be changed without shareholder approval.  Each Fund has adopted identical fundamental investment restrictions, which limit a Fund’s ability to:  (i) issue senior securities; (ii) borrow money (except for non-leveraging, temporary or emergency purposes); (iii) underwrite securities; (iv) purchase or sell real estate; (v) purchase or sell physical commodities; (vi) make loans (except for certain securities lending transactions); and (vii) concentrate its investments by investing more than 25% of the value of the Fund’s assets in securities of issuers having their principal business activities in the same industry.

In addition, each Fund has adopted a fundamental investment restriction to diversify its investments.  Accordingly, the Growth Fund and the Index 500 Fund are considered “diversified funds” under the Investment Company Act of 1940 (the “Investment Company Act”).  This means that, with respect to 75% of the value of each Fund’s total assets, each Fund invests in cash, cash items, obligations of the U.S. Government, its agencies or instrumentalities, securities of other investment companies and “other securities.” The “other securities” are subject to the requirement that not more than 5% of total assets of the Fund will be invested in the securities of a single issuer and that the Fund will not hold more than 10% of any single issuer’s outstanding voting securities.  Accordingly, a Fund may not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the Investment Company Act and the rules and regulations promulgated thereunder.

Risks of investing in the Funds

Like all investments, an investment in the Funds involves risk.  There is no assurance that any of the Funds will meet its investment objective.  As with any mutual fund investing primarily in equity securities, the value of the securities held by a Fund may decline.  Stocks can decline for many reasons, including reasons related to the particular company, the industry of which it is a part, or the securities markets generally.  These declines may be substantial.  In addition, there are certain risks that are associated with the particular investment strategies employed by each Fund.

The Index 500 Fund is generally more restricted in its ability to invest in certain types of securities, such as foreign securities and may be more restricted in its use of certain types of derivatives.  Although each Fund focuses on large-capitalization issuers and employ a growth investment strategy, the Index 500 Fund follows a non-fundamental policy of investing at least 80% of its assets, under normal circumstances, in the securities of issuers listed in the S&P 500.  The Growth Fund, by contrast, primarily invests in larger capitalization companies without regard to listing on the S&P 500. To the extent that the Growth Fund pursues certain strategies, such as foreign investments or derivatives, the Growth Fund may incur greater risk associated with such an investment than a Fund that is more restricted.  For example, options and futures contracts can be highly volatile and their use can reduce a Fund’s performance.  However, the Sub-advisor does not anticipate pursuing these investment strategies to a significant extent, if at all.

For more information about the risks associated with the Funds’ investment strategies, see the Funds’ Prospectus, and for a more detailed discussion of the Funds’ investments, see the Funds’ Statement of Additional Information, both of which are incorporated into this Proxy Statement by reference.

Federal Income Tax Considerations

Each Fund is treated as a separate entity for federal income tax purposes.  Each Fund has qualified and elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify in the future.  As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s total assets, and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).  As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code’s distribution requirements.

The Transaction may entail various tax consequences, which are discussed under the caption “Tax Consequences of the Transaction.”

Management of the Company and the Funds

American Skandia Investment Services, Inc. (“ASISI”), One Corporate Drive, Shelton, Connecticut, and Prudential Investments LLC (“PI”), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey, serve as co-managers (each an “Investment Manager” and together the “Investment Managers”) pursuant to an investment management agreement with the Company on behalf of each Fund (the “Management Agreement”).  Under the Management Agreement, PI, as co-manager, will provide supervision and oversight of ASISI’s investment management responsibilities with respect to the Company.  Pursuant to the Management Agreement, the Investment Managers jointly administer each Fund’s business affairs and supervise each Fund’s investments.  Subject to approval by the Board of Directors, the Investment Managers may select and employ one or more sub-advisors for a Fund, who will have primary responsibility for determining what investments the Fund will purchase, retain and sell.  Also subject to the approval of the Board of Directors, the Investment Managers may reallocate a Fund’s assets among sub-advisors including (to the extent legally permissible) affiliated sub-advisors, consistent with a Fund’s investment objectives.

The Company has obtained an exemption from the SEC that permits an Investment Manager to change sub-advisors for each of its series, including the Funds, and to enter into new sub-advisory agreements without obtaining shareholder approval of such changes.  Any such sub-advisor change would be subject to approval by the Board of Directors of the Company.  This exemption (which is similar to exemptions granted to other investment companies that are operated in a similar manner as the Company) is intended to facilitate the efficient supervision and management of the sub-advisors by the Investment Managers and the Directors of the Company.

With respect to the Funds, the Investment Managers currently engage the following Sub-advisors to manage the investments of the Funds in accordance with the Fund’s investment objective, policies and limitations and any investment guidelines established by the Investment Managers.  Each Sub-advisor is responsible, subject to the supervision and control of the Investment Managers, for the purchase, retention and sale of securities in a Fund’s investment portfolio under its management.

Massachusetts Financial Services Company (“MFS”) serves as the Sub-adviser for the Growth Fund.  MFS, which is located at 500 Boylston Street, Boston, Massachusetts 02116 and its predecessor organizations have a history of money management dating from 1924. As of December 31 2003, the net assets under the management of the MFS organization were approximately $140.3 billion.

The Growth Fund is managed by a team of portfolio managers including John D. Laupheimer and Brooks Taylor.  Mr. Laupheimer is a Senior Vice President of MFS, and has been employed by MFS in the investment management area since 1981. Mr. Taylor is a Vice President of MFS, and has been employed by MFS in the investment management area since 1996.  Mr. Laupheimer has supervised the management of the Growth Fund since its inception and Mr. Taylor joined the portfolio management team in August 2001.

Sanford C. Bernstein & Co., LLC (“Bernstein”), located at 767 Fifth Avenue, New York, New York 10153,  serves as Sub-advisor for the Index 500 Fund. Bernstein is an indirect wholly-owned subsidiary of Alliance Capital Management, L.P. (“Alliance”) and management of the Index 500 Fund is conducted by Bernstein with the investment management assistance of the Bernstein Investment Research and Management Unit of Alliance.  The Bernstein Unit services the former investment research and management business of Sanford C. Bernstein & Co., Inc., a registered investment advisor and broker/dealer acquired by Alliance in October 2000 that has managed value-oriented investment portfolios since 1967.

Day-to-day investment management decisions for the Index 500 Fund are made by Bernstein’s Investment Policy Group for Structured Equities, which is chaired by Drew W. Demakis.  Mr. Demakis has been managing the Index 500 Fund since May 2003.  He joined Bernstein in 1998 as Senior Portfolio Manager-International Global Balanced and International Value Equity Investment Groups.  The Investment Policy Group for Structured Equities has managed the Index 500 Fund since Bernstein became the Fund’s Sub-advisor in May 2000.

Pursuant to the Management Agreement, ASISI receives a monthly investment management fee for the performance of its services.  The investment management fee is accrued daily for the purposes of determining the sale and redemption price of a Fund’s shares.  ASISI pays each Sub-advisor a portion of such fee for the performance of the sub-advisory services at no additional cost to a Fund.

Under the Management Agreement with the Growth Fund, the Fund is obligated to pay ASISI an annual investment management fee equal to 1.00% of its average daily net assets.  Under the Management Agreement with the Index 500 Fund, the Fund is obligated to pay ASISI an annual investment management fee equal to

0.80% of its average daily net assets.  Consequently, the shareholders of the Growth Fund will pay investment management fees at a lower rate as a result of the Transaction.  During the fiscal year ended October 31, 2003, the Growth Fund paid $373,310 in investment management fees to ASISI and the Index 500 Fund paid $1,072,855 in investment management fees to ASISI.

ASISI pays each Sub-advisor a portion of the investment management fee that ASISI receives from each Fund.  ASISI pays such sub-advisory fees without any additional expense to a Fund.  The Funds have comparable sub-advisory fee arrangements.  With respect to the Growth Fund, ASISI pays MFS an annual rate equal to 0.40% of the portion of the Fund’s average daily net assets not in excess of $300 million; plus 0.375% of the portion of the average daily net assets over $300 million but not in excess of $600 million; plus 0.35% of the portion of the Fund’s average daily net assets in excess of $600 million but not in excess of $900 million; plus 0.325% of the portion of the Fund’s average daily net assets in excess of $900 million but not in excess of $1.5 billion; plus 0.25% of the portion of the Fund’s average daily net assets in excess of $1.5 billion.  For purposes of the fee calculation, the average daily net assets of the Growth Fund and the domestic equity series of American Skandia Trust that are managed by MFS are combined.

With respect to the Index 500 Fund, ASISI pays Bernstein at an annual rate equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Trust that is managed by Bernstein and identified by Bernstein and ASISI as being similar to the Fund:  0.1533% of the portion of the combined average daily net assets not in excess of $300 million; plus 0.10% of the portion of the combined net assets over $300 million.  Notwithstanding the foregoing, the following annual rate is applicable for each day that the combined average daily net assets are not in excess of $300 million:  0.40% of the first $10 million of combined average daily net assets; plus 0.30% on the next $40 million of combined average daily net assets; plus 0.10% on the next $50 million of combined average daily net assets; plus 10% on the next $200 million of combined average daily net assets.

Distribution Plan

American Skandia Marketing, Incorporated and Prudential Investment Management Services LLC (collectively, the “Distributor”) jointly serve as the principal underwriter and distributor for each Fund.  The Company adopted a Distribution and Service Plan (commonly known as a “12b-1 Plan”) for each Class of shares to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts.  Under the 12b-1 Plans for each share Class, the Fund pays the Distributor at the following rates for assets attributable to the indicated share class:

Share Class	Rate

Class A	0.30% of the Fund’s average daily net assets attributable to Class A shares

Class B	1.00% of the Fund’s average daily net assets attributable to Class B shares

Class C	1.00% of the Fund’s average daily net assets attributable to Class C shares

Class L	0.50% of the Fund’s average daily net assets attributable to Class L shares

Class M	1.00% of the Fund’s average daily net assets attributable to Class M shares

Class X	1.00% of the Fund’s average daily net assets attributable to Class X shares

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees may, over time, increase the cost of an investment in the Fund and may be more costly than other types of sales charges.

The Distributor uses distribution and service fees received under the 12b-1 Plans to compensate qualified dealers for services provided in connection with the sale of shares and the maintenance of shareholder accounts.  In addition, the Distributor uses distribution and service fees received under the Class X Plans as reimbursement for its purchases of Bonus Shares.

Valuation

The net asset value (“NAV”) per share is determined for each class of shares for each Fund as of the time of the close of the New York Stock Exchange (“NYSE”) (which is normally 4:00 p.m. Eastern time) on each business day that the NYSE is open for business by dividing the value of each Fund’s total net assets by the number of total shares of that class outstanding.  In general, the assets of each Fund are valued on the basis of market quotations.  However, in certain circumstances where market quotations are not readily available or where market quotations for a particular security or asset are believed to be unreliable, securities and other assets are valued by methods that are believed to accurately reflect their fair value.

Purchases, Redemptions, Exchanges and Distributions

The purchase policies for each Fund are identical.  The offering price is the NAV per share plus any initial sales charge that applies.  Class A shares are sold at NAV plus an initial sales charge that varies depending on the amount of your investment.  Class B shares are sold at NAV per share without an initial sales charge.  However, if Class B shares are redeemed within seven years of their purchase, a contingent deferred sales charge (“CDSC”) will be deducted from the redemption proceeds.  Class C shares are sold at NAV per share without an initial sales charge.  In addition, if Class C shares are redeemed within 12 months of the first business day of calendar month of their purchase, a CDSC of 1.00% will be deducted from the redemption proceeds.

Class L shares are subject to up to a 5.75% initial sales charge on purchases under $1 million.  Class M and Class X shares are sold subject to a CDSC of 6.0%, decreasing annually.  Class L, Class M, and Class X shares are no longer offered for direct purchase.

The redemption policies for each Fund are identical.  Your shares will be sold at the next NAV per share determined after your order to sell is received, less any applicable CDSC imposed and less such redemption fee or deferred sales charge as may be set by the Board from time to time.  Refer to the Funds’ Prospectus for more information regarding how to sell shares.

Shares of each Fund may be exchanged for shares of the same class of the other Funds and other funds of the Company at NAV per share at the time of exchange.  Exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of shares of another Fund.  Shares are normally redeemed and purchased in the exchange transaction on the business day on which the Transfer Agent receives an exchange request that is in proper form, if the request is received by the close of the NYSE that day.

Frequent trading of Fund shares in response to short-term market fluctuations in the market—also known as “market timing”—may make it very difficult to manage the Funds’ investments.  When market timing occurs, the Funds may have to sell portfolio securities to have the cash necessary to redeem the market timer’s shares.  This can happen at a time when it is not advantageous to sell any securities, so the Funds’ performance may be hurt.  When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Fund will have to invest.  When, in the opinion of PI and ASISI, such activity would have a disruptive effect on portfolio management, the Funds reserve the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled account.  The decision may be based on dollar amount, volume or frequency of trading. The Funds will notify a market timer of a rejection of an exchange or purchase order.  There can be no assurance that the Funds’ procedures will be effective in limiting the practice of market timing in all cases.

Each Fund will distribute substantially all of its income and capital gains to shareholder each year.  Each Fund will declare dividends, if any, annually.

Fees and expenses

The following table describes the fees and expenses that shareholders may pay if they hold shares of the Growth Fund or the Index 500 Fund, as well as the projected fees and expenses of the Index 500 Fund after giving effect to the Transaction.

Class A Shares (as of April 30, 2004)

	Growth Fund Class A	Index 500 Fund Class A	Index 500 Fund After Transaction Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as % of offering price)	5.50%	5.50%	5.50%
Maximum Contingent Deferred Sales Charge (Load) (as % of original purchase price	None (1)	None (1)	None (1)
Redemption Fee	None (2)	None (2)	None (2)
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	1.00%	0.80%	0.80%
Estimated Distribution (12b-1) Fees	0.30%	0.30%	0.30%
Other Expenses	0.93%	0.45%	0.45%
Total Annual Fund Operating Expenses	2.23%	1.55%	1.55%

Class B Shares (as of April 30, 2004)

	Growth Fund Class B		Index 500 Fund Class B		Index 500 Fund After Transaction Class B
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as % of offering price)	None		None		None
Maximum Contingent Deferred Sales Charge (Load) (as % of original purchase price	5.00	%(3)	5.00	%(3)	5.00	%(3)
Redemption Fee	None	(2)	None	(2)	None	(2)
Exchange Fee	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	1.00%		0.80%		0.80%
Estimated Distribution (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.93%		0.45%		0.45%
Total Annual Fund Operating Expenses	2.93%		2.25%		2.25%

Class C Shares (as of April 30, 2004)

	Growth Fund Class C		Index 500 Fund Class C		Index 500 Fund After Transaction Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as % of offering price)	None		None		None
Maximum Contingent Deferred Sales Charge (Load) (as % of original purchase price	1.00	%(3)	1.00	%(3)	1.00	%(3)
Redemption Fee	None	(2)	None	(2)	None	(2)
Exchange Fee	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	1.00%		0.80%		0.80%
Estimated Distribution (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.93%		0.45%		0.45%
Total Annual Fund Operating Expenses	2.93%		2.25%		2.25%

Class L Shares (as of April 30, 2004)

	Growth Fund Class L	Index 500 Fund Class L	Index 500 Fund After Transaction Class L
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as % of offering price)	5.75%	5.75%	5.75%
Maximum Contingent Deferred Sales Charge (Load) (as % of original purchase price	None (1)	None (1)	None (1)
Redemption Fee	None (2)	None (2)	None (2)
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	1.00%	0.80%	0.80%
Estimated Distribution (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.93%	0.45%	0.45%
Total Annual Fund Operating Expenses	2.43%	1.75%	1.75%

Class M Shares (as of April 30, 2004)

	Growth Fund Class M		Index 500 Fund Class M		Index 500 Fund After Transaction Class M
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as % of offering price)	None		None		None
Maximum Contingent Deferred Sales Charge (Load) (as % of original purchase price	6.00	%(3)	6.00	%(3)	6.00	%(3)
Redemption Fee	None	(2)	None	(2)	None	(2)
Exchange Fee	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	1.00%		0.80%		0.80%
Estimated Distribution (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.93%		0.45%		0.45%
Total Annual Fund Operating Expenses	2.93%		2.25%		2.25%

Class X Shares (as of April 30, 2004)

	Growth Fund Class X		Index 500 Fund Class X		Index 500 Fund After Transaction Class X
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as % of offering price)	None		None		None
Maximum Contingent Deferred Sales Charge (Load) (as % of original purchase price	6.00	%(3)	6.00	%(3)	6.00	%(3)
Redemption Fee	None	(2)	None	(2)	None	(2)
Exchange Fee	None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	1.00%		0.80%		0.80%
Estimated Distribution (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.93%		0.45%		0.45%
Total Annual Fund Operating Expenses	2.93%		2.25%		2.25%

(1).  Under certain circumstances, purchases of Class A shares and Class L shares not subject to an initial sales charge (load) will be subject to a contingent deferred sales charge (load) (“CDSC”) if redeemed within 12 months of the calendar month of purchase.  For an additional discussion of the Class A CDSC and the Class L CDSC, see the Prospectus under “How to Buy Shares.”

(2).  A $10 fee may be imposed for wire transfers of redemption proceeds.  For an additional discussion of wire redemptions, see this Prospectus under “How to Redeem Shares.”

(3).  If you purchase Class B, M or X shares, you do not pay an initial sales charge but you may pay a CDSC if you redeem some or all of your shares before the end of the sixth (in the case of Class B shares), seventh (in the case of  M shares) or eighth (in the case of Class X shares) year after which you purchased such shares.  The CDSC is 6%, 5%, 4%, 3%, 2%, 1% and 1% for redemptions of Class B shares occurring in years one through six, respectively.  The CDSC is 6%, 5%, 4%, 3%,, 2%, 2% and 1% for redemptions of Class M shares occurring in years one through seven, respectively. The CDSC is 6%, 5%, 4%, 4%, 3%, 2%, 2% and 1% for redemptions of Class X shares occurring in years one through eight, respectively.  No CDSC is charged after these periods.  If you purchase Class C shares, you may incur a CDSC if you redeem some or all of your Class C shares within 12 months of the calendar month of purchase.  For a discussion of the Class B, M, X and C CDSC, see the Prospectus under “How to Buy Shares.”

Expense Examples (as of April 30, 2004)

Full Redemption – These examples are intended to help you compare the cost of investing in each Fund before the transaction with the cost of investing in the Index 500 Fund after the Transaction.  They assume that you invest $10,000, that you receive a 5% return each year, and that the Funds’ total operating expenses remain the same.  Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

Class A Shares

	1 Year	3 Years	5 Years	10 Years
Growth Fund	$764	$1,209	$1,679	$2,974
Index 500 Fund	699	1,013	1,348	2,294
Index 500 Fund (Projected after the Transaction)	699	1,013	1,348	2,294

Class B Shares

	1 Year	3 Years	5 Years	10 Years
Growth Fund	$796	$1,207	$1,643	$3,010
Index 500 Fund	728	1,003	1,305	2,326
Index 500 Fund (Projected after the Transaction)	728	1,003	1,305	2,326

Class C Shares

	1 Year	3 Years	5 Years	10 Years
Growth Fund	$396	$907	$1,543	$3,252
Index 500 Fund	328	703	1,205	2,585
Index 500 Fund (Projected after the Transaction)	328	703	1,205	2,585

Class L Shares

	1 Year	3 Years	5 Years	10 Years
Growth Fund	$807	$1,209	$1,796	$3,182
Index 500 Fund	743	1,094	1,469	2,519
Index 500 Fund (Projected after the Transaction)	743	1,094	1,469	2,519

Class M Shares

	1 Year	3 Years	5 Years	10 Years
Growth Fund	$896	$1,307	$1,743	$3,087
Index 500 Fund	828	1,103	1,405	2,409
Index 500 Fund (Projected after the Transaction)	828	1,103	1,405	2,409

Class X Shares

	1 Year	3 Years	5 Years	10 Years
Growth Fund	$896	$1,307	$1,843	$3,252
Index 500 Fund	828	1,103	1,505	2,585
Index 500 Fund (Projected after the Transaction)	828	1,103	1,505	2,585

No Redemption – You would pay the following expenses based on the above assumptions except that you do not redeem your shares at the end of each period:

Class A Shares

	1 Year	3 Years	5 Years	10 Years
Growth Fund	$764	$1,209	$1,679	$2,974
Index 500 Fund	699	1,013	1,348	2,294
Index 500 Fund (Projected after the Transaction)	699	1,013	1,348	2,294

Class B Shares

	1 Year	3 Years	5 Years	10 Years
Growth Fund	$296	$907	$1,543	$3,010
Index 500 Fund	228	703	1,205	2,326
Index 500 Fund (Projected after the Transaction)	228	703	1,205	2,326

Class C Shares

	1 Year	3 Years	5 Years	10 Years
Growth Fund	$296	$907	$1,543	$3,252
Index 500 Fund	228	703	1,205	2,585
Index 500 Fund (Projected after the Transaction)	228	703	1,205	2,585

Class L Shares

	1 Year	3 Years	5 Years	10 Years
Growth Fund	$807	$1,289	$1,796	$3,182
Index 500 Fund	743	1,094	1,469	2,519
Index 500 Fund (Projected after the Transaction)	743	1,094	1,469	2,519

Class M Shares

	1 Year	3 Years	5 Years	10 Years
Growth Fund	$296	$907	$1,543	$3,087
Index 500 Fund	228	703	1,205	2,409
Index 500 Fund (Projected after the Transaction)	228	703	1,205	2,409

Class X Shares

	1 Year	3 Years	5 Years	10 Years
Growth Fund	$296	$907	$1,543	$3,252
Index 500 Fund	228	703	1,205	2,585
Index 500 Fund (Projected after the Transaction)	228	703	1,205	2,585

Performance

The bar charts show the performance of the Class L shares of each Fund for each full calendar year the Fund has been in operation.  The first table below each bar chart shows each such Fund’s best and worst quarters during the periods included in the bar chart.  The second table shows the average annual total returns before taxes for each Class of each Fund for 2003 and since inception, as well as the average annual total returns after taxes on distributions and after taxes on distributions and redemptions for Class L shares of each Fund for 2003 and since inception.

This information may help provide an indication of each Fund’s risks by showing changes in performance from year to year and by comparing each Fund’s performance with that of a broad-based securities index.  The average annual figures reflect sales charges; the other figures do not, and would be lower if they did.  All figures assume reinvestment of dividends.  Past performance does not necessarily indicate how a Fund will perform in the future.

Best Quarter	Worst Quarter
Up 13.52% 2nd Quarter 2003	Down 16.12% 3rd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2003

Class L	1 Year	5 Years (or since inception*)	10 Years
Return Before Taxes	14.58%	-5.69%	N/A
Return After Taxes on Distributions	14.58%	-5.69%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	9.48%	-4.77%	N/A
Class M
Return Before Taxes	14.93%	-5.42%	N/A
Class C
Return Before Taxes	19.68%	-4.96%	N/A
Class X
Return Before Taxes	17.83%	-5.12%	N/A
Index
Standard & Poor’s 500 Index	28.67%	-3.35%	N/A

* Inception date: November 1, 1999.

After-tax returns are shown for Class L shares only.  Returns are not shown for Class A shares or Class B shares, because these share classes have not been in existence for a full calendar year.  The after-tax returns for other Classes will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Best Quarter	Worst Quarter
Up 13.61%, 2nd Quarter 2003	Down 17.22%, 3rd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2003

Class L	1 Year	5 Years	10 Years (or since inception*)
Return Before Taxes	19.32%	-4.28%	N/A
Return After Taxes on Distributions	19.32%	-4.28%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	12.56%	-3.60%	N/A
Class M
Return Before Taxes	19.77%	-4.04%	N/A
Class C
Return Before Taxes	24.49%	-3.57%	N/A
Class X
Return Before Taxes	22.80%	-3.73%	N/A
Index
Standard & Poor’s 500 Index	28.67%	-3.35%	N/A

* Inception date: November 1, 1999

After-tax returns are shown for Class L shares only.  Returns are not shown for Class A shares or Class B shares, because these share classes have not been in existence for a full calendar year.  The after-tax returns for other Classes will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

REASONS FOR THE TRANSACTION

The Directors, including all of the Directors who are not “interested persons” of the Company (the “Independent Directors”) have unanimously determined that the Transaction would be in the best interests of the shareholders of the Growth Fund and the Index 500 Fund and that the interests of the shareholders of Growth and the Index 500 Fund would not be diluted as a result of the Transaction.  At a meeting held on May 25, 2004, the Board considered a number of factors, including the following:

•     the compatibility of the Funds’ investment objectives, policies and restrictions;

•     the relative past and current growth in assets and investment performance of the Funds and their respective future prospects for growth;

•     the relative expense ratios of the Funds and the impact of the proposed Transaction on the expense ratios;

•     the estimated costs of the Transaction, which will be borne by ASISI and PI or their affiliates;

•     the anticipated tax consequences of the Transaction with respect to each Fund and its shareholders;

•     the relative size of the Growth Fund as compared to the Index 500 Fund;

•     the past and anticipated future inability of the Growth Fund to achieve satisfactory asset growth; and

•     the potential benefits of the proposed Transaction to the shareholders of each Fund, including long-term economies of scale.

At the May 25 meeting, the Investment Managers recommended the Transaction to the Board.  In recommending the Transaction, the Investment Managers advised the Board that the Funds have similar investment objectives, and similar policies and investment portfolios.  Moreover, the Investment Managers reported that the Funds have similar investment styles and that shareholders of Growth Fund would benefit because the management fee paid by shareholders of Index 500 Fund is significantly lower than the management fee paid by shareholders of Growth Fund.

The Investment Managers advised the Board that, as of September 30, 2003, the Growth Fund had attracted net assets of approximately $40.2 million, while the Index 500 Fund had assets of approximately $178 million at that date.  In addition, the Investment Managers advised the Board that the Growth Fund had higher total cost structures and higher expense ratios (before fee waivers or expense reimbursements) as compared to the Index 500 Fund.  Accordingly, by merging the Funds, the Growth Fund’s shareholders would enjoy a greater asset base over which fund expenses may be spread.  The Board considered the Investment Managers’ advice that if the merger is approved, shareholders of the Growth Fund, regardless of the class of shares they own, should realize an immediate reduction in both the net annual operating expenses and gross annual operating expenses (that is, without any waivers or reimbursements) paid on their investment, although there can be no assurance that operational savings will be realized.  The Board also considered that, in the opinion of counsel, the exchange of shares pursuant to the Transaction would not result in a taxable gain or loss for U.S. federal income tax purposes for shareholders.   The Board was advised that the expenses associated with the solicitation of proxies would be borne by PI and ASISI or their affiliates.

The Board, including a majority of the Independent Directors, unanimously concluded that the Transaction is in the best interests of the shareholders of the Growth Fund and the Index 500 Fund and that no dilution of value would result to the shareholders of the Growth Fund or the Index 500 Fund from the Transaction.  Consequently, the Board approved the Plan and recommended that shareholders of the Growth Fund vote to approve the Transaction.

For the reasons discussed above, the Board of Directors unanimously recommends that you vote FOR the Plan.

If shareholders of the Growth Fund do not approve the Plan, the Board will consider other possible courses of action for the Growth Fund, including, among others, consolidation of the Growth Fund with one or more funds of the Company other than the Index 500 Fund or unaffiliated funds.  In the event that the shareholders of the Growth Fund do not approve the plan, the Investment Managers also would consider recommending to the Board and shareholders the liquidation of the Growth Fund in light of its past and anticipated future inability to attract sufficient assets to support long-term viability.  A liquidation of the Growth Fund would result in taxable gains or losses for most shareholders of the Growth Fund.

INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

If shareholders of the Growth Fund approve the Plan, the Transaction will take place after various conditions are satisfied by the Company on behalf of the Growth Fund and the Index 500 Fund, including the preparation of certain documents.  The Company will determine a specific date for the actual Transaction to take place.  This is called the “closing date.”  If the shareholders of the Growth Fund do not approve the Plan, the Transaction will not take place and the Board will consider alternative courses of actions, as described above.

If the shareholders of the Growth Fund approve the Plan, the Growth Fund will deliver to the Index 500 Fund substantially all of its assets on the closing date.  As a result, shareholders of the Growth Fund will beneficially own shares of the Index 500 Fund that, as of the date of the exchange, have a value equal to the dollar value of the assets delivered to the Index 500 Fund.  The stock transfer books of the Growth Fund will be permanently closed on the closing date.  Requests to transfer or redeem assets allocated to the Growth Fund may be submitted at any time before the close of the NYSE on the closing date and requests that are received in proper form prior to that time will be effected prior to the closing.

To the extent permitted by law, the Company may amend the Plan without shareholder approval.  It may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval by shareholders of the Growth Fund.

Expenses of the Transaction

The expenses resulting from the Transaction will be paid by PI and ASISI (or their affiliates).  The Funds will not incur any expenses associated with the Transaction.  The portfolio securities of the Growth Fund will be transferred in-kind to the Index 500 Fund.  Accordingly, the Transaction will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

The Transaction is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under the Code.  It is a condition to each Fund’s obligation to complete the Transaction that the Funds will have received an opinion from Shearman & Sterling LLP, based upon representations made by each Fund, and upon certain assumptions, substantially to the effect that:

1.  The acquisition by the Index 500 Fund of the assets of the Growth Fund in exchange solely for voting shares of the Index 500 Fund and the assumption by the Index 500 Fund of the liabilities, if any, of the Growth Fund, followed by the distribution of the Index 500 Fund shares acquired by the Growth Fund pro rata to its shareholders, will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and the Index 500 Fund and the Growth Fund each will be “a party to a “reorganization” within the meaning of Section 368(b) of the Code;

2.  The shareholders of the Growth Fund will not recognize gain or loss upon the exchange of all of their shares of the Growth Fund solely for shares of the Index 500 Fund, as described in this combined Prospectus/Proxy Statement and the Plan;

3.  No gain or loss will be recognized by the Growth Fund upon the transfer of its assets to the Index 500 Fund in exchange solely for voting shares of the Index 500 Fund and the assumption by the Index 500 Fund of the liabilities, if any, of the Growth Fund.  In addition, no gain or loss will be recognized by the Growth Fund on the distribution of such shares to the shareholders of the Growth Fund in liquidation of the Growth Fund;

4.  No gain or loss will be recognized by the Index 500 Fund upon the acquisition of the assets of the Growth Fund in exchange solely for shares of the Index 500 Fund and the assumption of the liabilities, if any, of the Growth Fund;

5.  Index 500 Fund’s tax basis for the assets acquired from the Growth Fund will be the same as the tax basis of these assets when held by the Growth Fund immediately before the transfer, and the holding period of such assets acquired by the Index 500 Fund will include the holding period of such assets when held by the Growth Fund;

6.  Growth Fund’s shareholders’ tax basis for the shares of the Index 500 Fund to be received by them pursuant to the reorganization will be the same as their tax basis in the Growth Fund shares exchanged thereafter; and

7.  The holding period of the Index 500 Fund shares to be received by the shareholders of the Growth Fund will include the holding period of their Growth Fund shares exchanged thereafter, provided such Growth Fund shares were held as capital assets on the date of the exchange.

An opinion of counsel is not binding on the IRS or the courts.  If the Transaction is consummated but fails to qualify as a “reorganization” within the meaning of Section 368 of the Code, the Transaction would be treated as a taxable sale of assets by the Growth Fund to the Index Fund followed by a taxable liquidation of the Growth Fund and the shareholders of the Growth Fund would recognize taxable gains or loss equal to the difference between their adjusted tax basis in the shares of the Growth Fund and the shares of the Index Fund received in exchange therefore.  Shareholders of the Growth Fund should consult their tax advisers regarding the tax consequences to them of the Transaction in light of their individual circumstances. In addition, because the foregoing discussion relates only to the U.S. federal income tax consequences of the Transaction, shareholders also should consult their tax advisers as to state, local and foreign tax consequences to them, if any, of the Transaction.  The Growth Fund has no capital loss carryforwards.

Characteristics of the Index 500 Fund shares

Shares of the Index 500 Fund will be distributed to shareholders of the Growth Fund and will have the same legal characteristics as the shares of the Growth Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

Capitalizations of the Funds and Capitalization after the Transaction

The following table sets forth, as of April 30, 2004, the capitalization of shares of the Growth Fund, and the Index 500 Fund.  The table also shows the projected capitalization of the Index 500 Fund shares as adjusted to give effect to the proposed Transaction.  The capitalization of the Index 500 Fund is likely to be different when the Transaction is consummated.

Class A

	Growth Fund	Index 500 Fund	Adjustments	Index 500 Fund Projected after Transaction
				(unaudited)

Net assets	$260,352	$652,867	—	$913,219

Total shares outstanding	32,069	74,900	(2,242)	104,727

Net asset value per share	$8.12	$8.72	—	$8.72

Class B

	Growth Fund	Index 500 Fund	Adjustments	Index 500 Fund Projected after Transaction
				(unaudited)

Net assets	$42,616	$127,942		$170,558

Total shares outstanding	5,368	15,985	(381)	19,972

Net asset value per share	$7.94	$8.54		$8.54

Class C

	Growth Fund	Index 500 Fund	Adjustments	Pro Forma Index 500 Fund Projected after Transaction
				(unaudited)

Net assets	$6,923,053	$35,831,519		$42,754,572

Total shares outstanding	872,351	4,202,404	(62,496)	5,012,259

Net asset value per share	$7.94	$8.53		$8.53

Class L

	Growth Fund	Index 500 Fund	Adjustments	Pro Forma Index 500 Fund Projected after Transaction
				(unaudited)

Net assets	$9,072,256	$33,459,479		$42,531,735

Total shares outstanding	1,117,944	3,838,810	(72,961)	4,877,493

Net asset value per share	$8.12	$8.72		$8.72

Class M

	Growth Fund	Index 500 Fund	Adjustments	Pro Forma Index 500 Fund Projected after Transaction
				(unaudited)

Net assets	$19,676,435	$87,643,605		$107,320,040

Total shares outstanding	2,477,403	10,278,618	(174,539)	12,581,482

Net asset value per share	$7.94	$8.53		$8.53

Class X

	Growth Fund	Index 500 Fund	Adjustments	Pro Forma Index 500 Fund Projected after Transaction
				(unaudited)

Net assets	$2,857,585	$8,671,846		$11,529,431

Total shares outstanding	360,227	1,818,434	(23,851)	1,354,810

VOTING INFORMATION

Required Vote

Shareholders of record of the Growth Fund on the Record Date will be entitled to vote at the Meeting.  On the Record Date, there were                    shares of the Growth Fund issued and outstanding.

The presence in person or by proxy of the holders of a majority of the outstanding shares of the Growth Fund entitled to be voted at the Meeting is required to constitute a quorum of the Growth Fund at the Meeting.    If a quorum is present, the affirmative vote of the holders of a majority of the total number of shares of capital stock of the Growth Fund outstanding and entitled to vote thereon is necessary to approve the Plan.  Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of the Growth Fund held at the close of business on the Record Date.

Shares held by shareholders present in person or represented by proxy at the Meeting will be counted both for the purposes of determining the presence of a quorum and for calculating the votes cast on the issues before the Meeting.  An abstention by a shareholder, either by proxy or by vote in person at a Meeting, will have the same effect as a negative vote.  Under existing NYSE rules, it is not expected that brokers will be permitted to vote Growth Fund shares in their discretion.  In addition, there is only one proposal being presented for a shareholder vote.  As a result, the Funds do not anticipate any broker non-votes.  The Company will forward proxy materials to record owners for any beneficial owners that such record owners may represent.

Shareholders having more than one account in the Growth Fund generally will receive a single proxy statement and a separate proxy card for each account, including separate proxy cards.  It is important to mark, sign, date and return all proxy cards received.

In the event that sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.  Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy.  The persons named as proxies will vote those proxies that they are entitled to vote FOR or AGAINST any such adjournment in their discretion.

How to vote

You can vote your shares in any one of four ways:

•                                          By mail, with the enclosed proxy card.

•                                          In person at the Meeting.

•                                                             By phone

•                                                             Over the Internet

If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

Solicitation of voting instructions

Voting instructions will be solicited principally by mailing this Proxy Statement and its enclosures, but instructions also may be solicited by telephone, facsimile, through electronic means such as email, or in person by officers or representatives of the Company.  In addition, the Company has engaged Georgeson Shareholder Communications, Inc. (“Georgeson”), a professional proxy solicitation firm, to assist in the solicitation of proxies.  As the Meeting date approaches, you may receive a phone call from a representative of Georgeson if the Company has not yet received your vote.  Georgeson may ask you for authority, by telephone, to permit Georgeson to execute your voting instructions on your behalf.

PRINCIPAL HOLDERS OF SHARES

The table below sets forth, as of the Record Date, each shareholder that owns of record more than 5% of any class of the Growth Fund.

Fund and Share Class	Beneficial Owner Name*	Address	Percent Ownership

*As defined by the Commission, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to the security.

As of the Record Date, the officers and Directors of the Company, as a group, beneficially owned less than 1% of the outstanding voting shares of either of the Funds.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

The Growth Fund and the Index 500 Fund are separate series of the Company, which is an open-end management investment company registered with the SEC under the Investment Company Act.  Each Fund is, in effect, a separate mutual fund.  Shareholders of the respective Funds have the same right with regards to notice of shareholder meetings and any other rights pertaining to shareholders, as provided in the Charter and By-Laws of the Company, except to the extent that matters affecting only one fund need only be voted on by that fund.  Detailed information about the Company and each Fund is contained in the Prospectus for the Funds which is attached with and considered a part of this Proxy Statement.  Additional information about the Company and each Fund is included in the Funds’ Statement of Additional Information, dated March 1, 2004 which has been filed with the SEC and is incorporated into the SAI relating to this Proxy Statement.

A copy of the Company’s Annual Report to Shareholders for the fiscal year ended October 31, 2003 is incorporated by reference into this Proxy Statement.  You may request a free copy of the Company’s Annual Report to Shareholders for the fiscal year ended October 31, 2003 by calling 1-800-752-6342 or by writing to the Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

The Company, on behalf of the Funds, files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act.  These materials can be inspected and copied at: the SEC’s Public Reference Room at 450 Fifth Street NW, Washington, DC 20549.  Also, copies of such material can be obtained from the SEC’s Public Reference Section, Washington, DC 20549-6009, upon payment of prescribed fees, or from the SEC’s Internet address at http://www.sec.gov.

MISCELLANEOUS

Legal Matters

The validity of shares of Index 500 Fund to be issued pursuant to the Plan will be passed upon by Piper Rudnick LLP, Maryland counsel to the Company.

Independent Registered Public Accounting Firm

The audited financial statements of Growth Fund and Index 500 Fund, incorporated by reference into the Statement of Additional Information, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports thereon are included in the Annual Reports to Shareholders for the fiscal year ending October 31, 2003.  These financial statements have been so incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP given on the authority of said firm as experts in auditing and accounting.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Growth Fund, care of Prudential Investment Management Services LLC, Gateway Center Three, 100 Mulberry Street, 14th Floor, Newark, New Jersey 07102, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the shares.

SHAREHOLDER PROPOSALS

The Company is not required to hold and will not ordinarily hold annual shareholders’ meetings.  The Board of Directors may call special meetings of the shareholders for action by shareholder vote as required by the Investment Company Act or the Company’s governing documents.

Pursuant to rules adopted by the SEC, a shareholder may include in proxy statements relating to annual and other meetings of the shareholders of the Company certain proposals for shareholder action which he or she intends to introduce at such special meetings; provided, among other things, that such proposal is received by the Company a reasonable time before a solicitation of proxies is made for such meeting.  Timely submission of a proposal does not necessarily mean that the proposal will be included.

The Board of Directors intends to bring before the Meeting the matter set forth in the foregoing Notice.  The Directors do not expect any other business to be brought before the Meeting.  If, however, any other matters are properly presented to the Meeting for action, it is intended that the persons named in the enclosed proxy will vote in accordance with their judgment.  A shareholder executing and returning a proxy may revoke it at any time prior to its exercise by written notice of such revocation to the Secretary of the Company, by execution of a subsequent proxy, or by voting in person at the Meeting.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

A	Form of Plan of Reorganization by Strategic Partners Mutual Funds, Inc. on behalf of the Strategic Partners Growth with Income Fund and the Strategic Partners Managed Index 500 Fund (attached)

B	Prospectus for the Strategic Partners Growth with Income Fund and the Strategic Partners Managed Index 500 Fund of Strategic Partners Mutual Funds, Inc. dated March 1, 2004 (enclosed)

C	American Skandia Advisor Funds, Inc. (now known as Strategic Partners Mutual Funds, Inc.) Annual Report to Shareholders for fiscal year ended October 31, 2003 (enclosed)

D	Strategic Partners Mutual Funds, Inc. Semi-Annual Report to Shareholders dated April 30, 2004 (enclosed)

EXHIBIT A

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”) is made as of this         day of              , 2005 by Strategic Partners Mutual Funds, Inc. (the “Company”), a corporation organized under the laws of the State of Maryland with its principal place of business at One Corporate Drive, Shelton, Connecticut 06484, on behalf of the Strategic Partners Managed Index 500 Fund (the “Acquiring Fund”) and the Strategic Partners Growth with Income Fund (the “Acquired Fund”), both series of the Company.  Together, the Acquiring Fund and Acquired Fund are referred to as the “Funds.”

The reorganization (hereinafter referred to as the “Reorganization”) will consist of (i) the acquisition by the Acquiring Fund, of substantially all of the property, assets and goodwill of the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, if any, in exchange solely for full and fractional shares of Common Stock, par value $0.001 each, of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution of Acquiring Fund Shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as defined in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

In order to consummate the Plan, the following actions shall be taken by the Company on behalf of the Acquiring Fund and the Acquired Fund:

1.                                      Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.

(a)                                  Subject to the terms and conditions of this Plan, the Company on behalf of the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund at the Closing all of the Acquired Fund’s then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to (i) pay the costs and expenses in carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder); (ii) discharge its unpaid liabilities on its books at the closing date (as defined in section 3, hereinafter the “Closing Date”), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities as the Board of Directors shall reasonably deem to exist against the Acquired Fund, if any, at the Closing Date, for which contingent and other appropriate liabilities reserves shall be established on the Acquired Fund’s books (hereinafter “Net Assets”).  The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

(b)                                 Subject to the terms and conditions of this Plan, the Company on behalf of the Acquiring Fund shall at the Closing deliver to the Acquired Fund the number of shares of each class of the Acquired Fund determined by dividing the net asset value allocable to a share of each Class of the Acquired Fund by the net asset value allocable to a share of the corresponding class of the Acquiring Fund, and multiplying the result thereof by the number of outstanding shares of the applicable class of the Acquired Fund, as of the close of regular trading on the New York Stock Exchange (the “NYSE”) on the Closing Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

(c)                                  Immediately following the Closing, the Acquired Fund shall distribute pro rata to its shareholders of record as of the close of business on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to this Section 1, with each Acquired Fund shareholder receiving shares of the same class or classes of the Acquiring Fund as such shareholder holds of the Acquired Fund, and then shall terminate and dissolve.  Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of the Company relating to the Acquiring Fund and noting in such accounts the type and amounts of Acquiring Fund Shares that former Acquired Fund shareholders are due based on their respective holdings of the Acquired Fund as of the close of business on the Closing Date.  Fractional Acquiring Fund Shares shall be carried to the third decimal place.  The Acquiring Fund shall not issue certificates representing the Acquiring Fund shares in connection with such exchange.

2.                                      Valuation.

(a)                                  The value of the Acquired Fund’s Net Assets to be transferred to the Acquiring Fund hereunder shall be computed as of the close of regular trading on the NYSE on the Closing Date (the “Valuation Time”) using the valuation procedures set forth in Company’s currently effective prospectus.

(b)                                 The net asset value of a share of the Acquiring Fund shall be determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Company’s currently effective prospectus.

(c)                                  The net asset value of a share of the Acquired Fund shall be determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Company’s currently effective prospectus.

3.                                      Closing and Closing Date.

The consummation of the transactions contemplated hereby shall take place at the Closing (the “Closing”).  The date of the Closing (the “Closing Date”) shall be on or about                , or such earlier or later date as determined by the Company’s officers.  The Closing shall take place at the principal office of the Company at 5:00 P.M. Eastern time on the Closing Date.  The Company on behalf of the Acquired Fund shall have provided for delivery as of the Closing of the Acquired Fund’s Net Assets to be transferred to the account of the Acquiring Fund at the Acquiring Fund’s Custodian, the JP Morgan Chase Bank, 4 MetroTech Center, Brooklyn, NY 11245.  Also, the Company on behalf of the Acquired Fund shall produce at the Closing a list of names and addresses of the shareholders of record of the Acquired Fund Shares and the number of full and fractional shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its President or Vice-President to the best of its or his or her knowledge and belief.  The Company on behalf of the Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund’s account on the Closing Date to the Secretary of the Company, or shall provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been registered in an account on the books of the Acquiring Fund in such manner as the Company on behalf of Acquired Fund may request.

4.                                      Representations and Warranties by the Company on behalf of the Acquired Fund.

The Company makes the following representations and warranties about the Acquired Fund:

(a)                                  The Acquired Fund is a series of the Company, a corporation organized under the laws of the State of Maryland and validly existing and in good standing under the laws of that jurisdiction.  The Company is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company and all of the Acquired Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”).

(b)                                 The financial statements appearing in the Company’s Annual Report to Shareholders for the fiscal year ended October 31, 2003, audited by PricewaterhouseCoopers LLP, and the financial statements appearing in the Company’s Semi-Annual Report to Shareholders for the period ended April 30, 2004, fairly present the financial position of the Acquired Fund as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(c)                                  The Company has the necessary power and authority to conduct the Acquired Fund’s business as such business is now being conducted.

(d)                                 The Company on behalf of the Acquired Fund is not a party to or obligated under any provision of the Company’s Charter or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(e)                                  The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(f)                                    The Acquired Fund has elected to be treated as a regulated investment company (a “RIC”) for federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and the Acquired Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date.  The consummation of the transactions contemplated by this Plan will not cause the Acquired Fund to fail to satisfy the requirements of Subchapter M of the Code.

(g)                                 The Acquired Fund, or its agents, (i) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for each Acquired Fund shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Acquired Fund to such shareholder, and/or (ii) has otherwise timely instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.                                      Representations and Warranties by the Company on behalf of the Acquiring Fund.

The Company makes the following representations and warranties about the Acquiring Fund:

(a)                                  The Acquiring Fund is a series of the Company, a corporation organized under the laws of the State of Maryland and validly existing and in good standing under the laws of that jurisdiction.  The Company is duly registered under the 1940 Act as an open-end, management investment company and all of the Acquiring Fund Shares sold have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”).

(b)                                 The Company on behalf of the Acquiring Fund is authorized to issue 150,000,000 Acquiring Fund shares, par value $0.001 each, each outstanding share of which is freely paid, non-assessable, fully transferable and has full voting rights.

(c)                                  At the Closing, Acquiring Fund Shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Fund are presently eligible for offering to the public, and there are a sufficient number of Acquiring Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

(d)                                 The financial statements appearing in the Company’s Annual Report to Shareholders for the fiscal year ended October 31, 2003, audited by PricewaterhouseCoopers LLP, and the financial statements appearing in the Company’s Semi-Annual Report to Shareholders for the period ended April 30, 2004, fairly present the financial position of the Acquired Fund as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(e)                                  The Company has the necessary power and authority to conduct the Acquiring Fund’s business as such business is now being conducted.

(f)                                    The Company on behalf of the Acquiring Fund is not a party to or obligated under any provision of the Company’s Charter or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(g)                                 The Acquiring Fund has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and the Acquiring Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquiring Fund to fail to satisfy the requirements of Subchapter M of the Code.

6.                                      Representations and Warranties by the Company on behalf of the Funds.

The Company makes the following representations and warranties about the Funds:

(a)                                  The statement of assets and liabilities to be created by the Company for each of the Funds as of the Valuation Time for the purpose of determining the number of Acquiring Fund Shares to be issued pursuant to Section 1 of this Plan will accurately reflect the Net Assets in the case of the Acquired Fund and the net assets in the case of the Acquiring Fund, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b)                                 At the Closing, the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in “(a)” above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(c)                                  Except as may be disclosed in the Company’s current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Funds.

(d)                                 There are no known actual or proposed deficiency assessments with respect to any taxes payable by either of the Funds.

(e)                                  The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of the Company’s Board of Directors, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

(f)                                    The Company anticipates that consummation of this Plan will not cause either of the Funds to fail to comply with the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year.

(g)                                 The Company has the necessary power and authority to conduct the business of the Funds, as such business is now being conducted.

7.                                      Intentions of the Company on behalf of the Funds.

(a)                                  The Company intends to operate each Fund’s respective business as presently conducted between the date hereof and the Closing.

(b)                                 The Company intends that the Acquired Fund will not acquire the Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund’s shareholders.

(c)                                  The Company on behalf of the Acquired Fund intends, if this Plan is consummated, to liquidate and dissolve the Acquired Fund.

(d)                                 The Company intends that, by the Closing, each of the Fund’s Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(e)                                  At the Closing, the Company on behalf of the Acquired Fund intends to have available a copy of the shareholder ledger accounts, certified by the Company’s transfer agent or its President or a Vice-President to the best of its or his or her knowledge and belief, for all the shareholders of record of Acquired Fund Shares as of the Valuation Time who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

(f)                                    The Company intends to mail to each shareholder of record of the Acquired Fund entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g)                                 The Company intends to file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to the Acquiring Fund Shares issuable hereunder (“Registration Statements”), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable.  At the time the Registration Statement becomes effective, it will:  (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective, at the time of the shareholders’ meeting of the Acquired Fund, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.                                      Conditions Precedent to be Fulfilled by Company on behalf of the Funds.

The consummation of the Plan with respect to the Acquiring Fund and the Acquired Fund shall be subject to the following conditions:

(a)                                  That:  (i) all the representations and warranties contained herein concerning the Funds shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) performance of all obligations required by this Plan to be performed by the Company on behalf of the Funds shall occur prior to the Closing; and (iii) the Company shall execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

(b)                                 That the form of this Plan shall have been adopted and approved by the appropriate action of the Board of Directors of the Company on behalf of the Funds.

(c)                                  That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.  And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Fund or would prohibit the transactions contemplated hereby.

(d)                                 That the Plan contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)                                  That a distribution or distributions shall have been declared for each Fund, prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to shareholders of each Fund (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Valuation Time and (ii) any undistributed ordinary income and capital gain net income from any prior period.  Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

(f)                                    That there shall be delivered to the Company on behalf of the Funds an opinion in form and substance satisfactory to it from Shearman & Sterling LLP, counsel to the Company, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

(1)                                  Acquiring Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Company, on behalf of the Acquiring Fund;

(2)                                  All actions required to be taken by the Company and/or Funds to authorize and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of the Company and the Funds;

(3)                                  Neither the execution, delivery nor performance of this Plan by the Company violates any provision of the Company’s Amended and Restated Charter or By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Company is a party or by which the Funds are otherwise bound; this Plan is the legal, valid and binding obligation of the Company and each Fund and is enforceable against the Company and/or each Fund in accordance with its terms; and

(4)                                  The Company’s registration statement, of which the prospectus dated March 1, 2004 relating to each Fund (the “Prospectus”) is a part, is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel’s attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Company with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Company.

(g)                                 That there shall be delivered to the Company on behalf of the Funds an opinion in form and substance satisfactory to it from Shearman & Sterling LLP, tax counsel to the Company, to the effect that, the acquisition by Acquiring Fund of the assets of Acquired Fund in exchange solely for voting shares of

Acquired Fund and the assumption by Acquiring Fund of Acquired Fund’s liabilities, if any, followed by the distribution of Acquiring Fund’s voting shares acquired by Acquired Fund pro rata to its shareholders, as a liquidating distribution and constructively in exchange for their Acquired Fund shares, will constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code, and Acquired Fund and Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Internal Revenue Code.

(h)                                 That the Company’s Registration Statement with respect to the Acquiring Fund shares to be delivered to the Acquired Fund’s shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i)                                     That the Acquiring Fund Shares to be delivered hereunder shall be eligible for sale by the Acquiring Fund with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each shareholder of the Acquired Fund.

(j)                                     That, at the Closing, there shall be transferred to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Acquired Fund on the Closing Date.

9.                                      Expenses.

(a)                                  The Company represents and warrants that there are no broker or finders’ fees payable by it in connection with the transactions provided for herein.

(b)                                 The expenses of entering into and carrying out the provisions of this Plan shall be borne by Prudential Investments LLC, or its affiliates.

10.                               Termination; Postponement; Waiver; Order.

(a)                                  Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of an Acquired Fund) prior to the Closing or the Closing may be postponed by the Company on behalf of a Fund by resolution of the Board of Directors, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

(b)                                 If the transactions contemplated by this Plan have not been consummated by          , the Plan shall automatically terminate on that date, unless a later date is agreed to by the Company on behalf of the relevant Funds.

(c)                                  In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect with respect to the Acquiring Fund or Acquired Fund, and neither the Company, the Acquiring Fund nor the Acquired Fund, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

(d)                                 At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by the Company’s Board of Directors if, in the judgment of such Board of Directors, such action or waiver will not have a material adverse affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(e)                                  The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization, and neither the Company nor any of its officers, directors, agents or shareholders nor the Funds nor any of their shareholders shall have any liability with respect to such representations or warranties after the Closing.  This provision shall not protect any officer, director, agent or shareholder of any of the Funds or the Company against any liability to the entity for which that officer, director, agent or shareholder so acts or to any of the Company’s shareholders to which that officer, director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f)                                    If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of the Company on behalf of the Funds to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Fund Shares to be issued to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Acquired Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless the Company on behalf of the Acquired Fund shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.                               Entire Plan and Amendments.

This Plan embodies the entire plan of the Company on behalf of the Funds and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for.  This Plan may be amended only by the Company on behalf of a Fund in writing.  Neither this Plan nor any interest herein may be assigned without the prior written consent of the Company on behalf of the Fund corresponding to the Fund making the assignment.

12.                               Notices.

Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary.

13.                               Governing Law.

This Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

IN WITNESS WHEREOF, Strategic Partners Mutual Funds, Inc., on behalf Strategic Partners Growth with Income Fund and the Strategic Partners Managed Index 500 Fund, has executed this Plan by its duly authorized officer, all as of the date and year first-above written.

STRATEGIC PARTNERS MUTUAL FUNDS, INC.
on behalf of
Strategic Partners Growth with Income Fund and the Strategic Partners Managed Index 500 Fund

Attest:	By:

Title:

EXHIBIT B

PROSPECTUS DATED MARCH 1, 2004

The Prospectus for the Strategic Partners Growth with Income Fund and the Strategic Partners Managed Index 500 Fund of Strategic Partners Mutual Funds, Inc. (formerly known as American Skandia Advisor Funds, Inc.) dated March 1, 2004, is part of this Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

EXHIBIT C

ANNUAL REPORT DATED OCTOBER 31, 2003

American Skandia Advisor Funds, Inc.’s (now known as Strategic Partners Mutual Funds, Inc.) Annual Report to Shareholders for the fiscal year ended on October 31, 2003, is part of this Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

EXHIBIT D

SEMI-ANNUAL REPORT DATED APRIL 30, 2004

The Semi-Annual Report to Shareholders for Strategic Partners Mutual Funds, Inc. dated April 30, 2004 is part of this Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

STATEMENT OF ADDITIONAL INFORMATION

FOR

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

Dated           , 2005

Acquisition of the Assets of
the Strategic Partners Growth with Income Fund,
a series of Strategic Partners Mutual Funds, Inc.

By and in exchange for shares of the
the Strategic Partners Managed Index 500 Fund,
also a series of Strategic Partners Mutual Funds, Inc.

This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of the Strategic Partners Growth with Income Fund for shares of the Strategic Partners Managed Index 500 Fund.

This SAI consists of this Cover Page, Strategic Partners Mutual Funds, Inc.’s Statement of Additional Information dated March 1, 2004, and the pro forma financial statements for Strategic Partners Growth with Income Fund and Strategic Partners Managed Index 500 Fund after giving effect to the proposed transaction.  Each of these documents is enclosed with and is legally considered to be a part of this SAI.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated                      2005, relating to the above-referenced transaction.  You can request a copy of the Proxy Statement by calling 1-800-752-6342 or by writing to Strategic Partners Mutual Funds, Inc. at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

ATTACHMENT TO SAI

The American Skandia Advisor Funds, Inc. (now known as Strategic Partners Mutual Funds, Inc.) Statement of Additional Information dated March 1, 2004, is part of this SAI and will be provided to all shareholders requesting this SAI.  For purposes of this EDGAR filing, the above-referenced SAI is incorporated herein by reference to the electronic filings of the Company’s SAI made on March 1, 2004 in Form N-1A under Rule 485(b).

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED) — STRATEGIC PARTNERS GROWTH WITH INCOME FUND AND STRATEGIC PARTNERS MANAGED INDEX 500 FUND

The following tables set forth the unaudited pro forma condensed Statement of Assets and Liabilities and Portfolio of Investments as of April 30, 2004 and the unaudited pro forma condensed Statement of Operations for the period ended April 30, 2004 for Strategic Partners Growth with Income Fund and Strategic Partners Managed Index 500 Fund, as adjusted, giving effect to the Transaction.

Pro-Forma Financial Statements

Statement of Assets and Liabilities

April 30, 2004

(UNAUDITED)

Strategic Partners Mutual Funds, Inc.

Pro Forma Portfolio of Investments

April 30, 2004

(Unaudited)

	Strategic Partners Growth with Income Fund	Strategic Partners Managed Index 500 Fund	Pro Forma Combined	Strategic Partners Growth with Income Fund	Strategic Partners Managed Index 500 Fund	Pro Forma Combined
	Shares	Shares	Shares	Value	Value	Value
LONG-TERM INVESTMENTS – 98.6%, 100.5%, 100.1%
COMMON STOCK
Aerospace – 3.8%, 1.0%, 1.5%
Goodrich Corp.		7,500	7,500		$215,925	$215,925
Honeywell International, Inc.		6,000	6,000		207,480	207,480
Lockheed Martin Corp.	13,070		13,070	$623,439		623,439
Northrop Grumman Corp.		300	300		29,775	29,775
United Technologies Corp.	9,690	14,100	23,790	835,859	1,216,266	2,052,125
				1,459,298	1,669,446	3,128,744
Airlines – 0.6%, 0.1%, 0.2%
Southwest Airlines Co.	17,040	8,800	25,840	243,331	125,664	368,995
Automobile Manufacturers – 0.0%, 1.1%, 0.9%
Ford Motor Co.(a)		25,900	25,900		397,824	397,824
General Motors Corp.(a)		26,300	26,300		1,247,146	1,247,146
PACCAR, Inc.		4,400	4,400		248,424	248,424
					1,893,394	1,893,394
Automotive Parts – 0.5%, 0.4%, 0.4%
BorgWarner, Inc.		1,000	1,000		81,940	81,940
Delphi Corp.		50,000	50,000		510,000	510,000
Magna International, Inc. (Class “A” Stock)	2,410		2,410	190,149		190,149
				190,149	591,940	782,089
Beverages – 2.4%, 2.9%, 2.8%
Coca-Cola Co.	8,300	40,400	48,700	419,731	2,043,028	2,462,759
PepsiCo, Inc.	9,674	51,000	60,674	527,136	2,778,990	3,306,126
				946,867	4,822,018	5,768,885
Biotechnology - 0.9%, 0.0%, 0.2%
Genzyme Corp.*	8,150		8,150	355,014		355,014
Broadcasting – 2.1%, 0.3%, 0.7%
Clear Channel Communications, Inc.	9,890	7,000	16,890	410,336	290,430	700,766
Fox Entertainment Group, Inc. (Class “A” Stock) *	14,500		14,500	403,825		403,825
Westwood One, Inc.*		8,700	8,700		256,998	256,998
				814,161	547,428	1,361,589
Building Materials – 0.0%, 0.8%, 0.6%
American Standard Companies, Inc.*		5,000	5,000		525,950	525,950
Masco Corp.(a)		15,300	15,300		428,553	428,553
Sherwin-Williams Co. (The)		8,800	8,800		334,840	334,840
					1,289,343	1,289,343
Business Services – 1.5%, 0.3%, 0.5%
Accenture Ltd. (Class “A” Stock)*(a)	11,520		11,520	273,830		273,830
ARAMARK Corp. (Class “B” Stock)	6,670		6,670	190,762		190,762
Fiserv, Inc.*	2,800	14,000	16,800	102,368	511,840	614,208
				566,960	511,840	1,078,800

Cable Television – 2.0%, 0.0%, 0.4%
Comcast Corp. (Class “A” Stock)*	12,477		12,477	375,558		375,558
EchoStar Communications Corp. (Class “A” Stock)	11,860		11,860	393,633		393,633
				769,191		769,191
Chemicals – 4.1%, 1.7%, 2.2%
Dow Chemical Co.	11,930	6,200	18,130	473,502	246,078	719,580
DuPont, (E.I.) de Nemours & Co.	8,300	17,400	25,700	356,485	747,330	1,103,815
Eastman Chemical Co.(a)		7,000	7,000		297,990	297,990
FMC Corp.*		8,900	8,900		381,721	381,721
Great Lakes Chemical Corp.		10,000	10,000		251,200	251,200
Lubrizol Corp.		14,000	14,000		445,200	445,200
PPG Industries, Inc.	3,510	6,300	9,810	208,178	373,653	581,831
Praxair, Inc.	14,680		14,680	536,554		536,554
Rohm & Haas Co.		4,000	4,000		155,120	155,120
				1,574,719	2,898,292	4,473,011
Clothing & Apparel – 0.0%, 0.4%, 0.3%
VF Corp.		13,112	13,112		605,250	605,250
Computer Hardware – 2.0%, 3.1%, 2.9%
Dell, Inc.*	14,450	64,400	78,850	501,559	2,235,324	2,736,883
Hewlett-Packard Co.	5,171	60,825	65,996	101,869	1,198,253	1,300,122
International Business Machines Corp.		20,500	20,500		1,807,485	1,807,485
Lexmark International, Inc.*	2,100		2,100	189,966		189,966
				793,394	5,241,062	6,034,456
Computer Services & Software – 6.3%, 7.8%, 7.5%
Cisco Systems, Inc.*	41,400	177,900	219,300	864,018	3,712,773	4,576,791
Electronic Arts, Inc.*(a)		16,400	16,400		830,168	830,168
EMC Corp.*		39,900	39,900		445,284	445,284
Ingram Micro, Inc. (Class “A” Stock)*		11,200	11,200		133,840	133,840
Mercury Interactive Corp.*(a)		8,600	8,600		365,930	365,930
Microsoft Corp.	49,350	197,800	247,150	1,281,620	5,136,866	6,418,486
Oracle Corp.*		80,700	80,700		905,454	905,454
Symantec Corp.*(a)		17,600	17,600		792,880	792,880
Tech Data Corp.*		6,100	6,100		207,400	207,400
Veritas Software Corp.*	10,770	18,100	28,870	287,236	482,727	769,963
				2,432,874	13,013,322	15,446,196
Conglomerates – 2.7%, 3.2%, 3.1%
3M Co.(a)		4,400	4,400		380,512	380,512
Altria Group, Inc.	9,140	53,950	63,090	506,173	2,987,751	3,493,924
Cendant Corp.(a)		34,500	34,500		816,960	816,960
Textron, Inc.(a)		9,600	9,600		529,728	529,728
Tyco International Ltd.(a)	20,110	25,000	45,110	552,020	686,250	1,238,270
				1,058,193	5,401,201	6,459,394
Consumer Products & Services – 8.3%, 3.1%, 4.1%
Avon Products, Inc.		3,800	3,800		319,200	319,200
Colgate-Palmolive Co.	7,190		7,190	416,157		416,157
Fortune Brands, Inc.		3,300	3,300		251,625	251,625
Johnson & Johnson	25,590	29,175	54,765	1,382,629	1,576,325	2,958,954
Kimberly-Clark Corp.	6,360		6,360	416,262		416,262
Newell Rubbermaid, Inc.(a)	8,410		8,410	198,812		198,812
Procter & Gamble Co.	4,050	22,100	26,150	428,288	2,337,075	2,765,363
Reckitt Benckiser PLC (United Kingdom)	15,800		15,800	410,761		410,761
Reynolds, (R.J.) Tobacco Holdings, Inc.		8,500	8,500		550,545	550,545
Whirlpool Corp.		2,600	2,600		170,326	170,326
				3,252,909	5,205,096	8,458,005

Containers & Packaging – 0.0%, 0.2%, 0.2%
Sonoco Products Co.		16,000	16,000		397,760	397,760
Electronic Components & Equipment – 2.5%, 4.9%, 4.5%
Agere Systems, Inc. (Class “B” Stock)*	28,000		28,000	60,760		60,760
Cooper Industries Ltd. (Class “A” Stock)		8,700	8,700		477,717	477,717
Emerson Electric Co.(a)		5,700	5,700		343,254	343,254
Flextronics International Ltd.*(a)		9,700	9,700		156,170	156,170
General Electric Co.	30,030	196,100	226,130	899,399	5,873,195	6,772,594
Hubbell, Inc. (Class “B” Stock)		10,000	10,000		449,400	449,400
Sanmina-SCI Corp.*		27,000	27,000		270,540	270,540
Solectron Corp.*(a)		95,600	95,600		468,440	468,440
Vishay Intertechnology, Inc.*(a)		9,500	9,500		165,300	165,300
				960,159	8,204,016	9,164,175
Entertainment & Leisure – 3.3%, 1.6%, 1.9%
Carnival Corp.(a)		18,200	18,200		776,594	776,594
Disney, (Walt) Co.	12,400	18,800	31,200	285,572	432,964	718,536
Harley-Davidson, Inc.(a)	5,500	15,700	21,200	309,760	884,224	1,193,984
Time Warner, Inc.*	22,300		22,300	375,086		375,086
Viacom, Inc. (Class “B” Stock)	7,653	14,200	21,853	295,788	548,830	844,618
				1,266,206	2,642,612	3,908,818
Farming & Agriculture – 0.6%, 0.0%, 0.1%
Monsanto Co.	7,200		7,200	249,048		249,048

Financial - Bank & Trust – 4.1%, 6.6%, 6.1%
AmSouth Bancorp		6,200	6,200		136,524	136,524
Bank of America Corp.	5,600	44,302	49,902	450,744	3,565,868	4,016,612
Bank of New York Co., Inc. (The)		5,800	5,800		169,012	169,012
Bank One Corp.	14,120	6,600	20,720	697,105	325,842	1,022,947
Comerica, Inc.		12,200	12,200		629,886	629,886
Commerce Bancorp, Inc.		7,800	7,800		444,678	444,678
Huntington Bancshares, Inc.(a)		5,000	5,000		107,000	107,000
National City Corp.		29,300	29,300		1,015,831	1,015,831
PNC Financial Services Group		10,800	10,800		573,480	573,480
Regions Financial Corp.		4,700	4,700		163,137	163,137
SunTrust Banks, Inc.		14,300	14,300		973,115	973,115
U.S. Bancorp		16,806	16,806		430,906	430,906
Union Planters Corp.		15,400	15,400		428,120	428,120
Wachovia Corp.		28,100	28,100		1,285,575	1,285,575
Wells Fargo & Co.	7,540	13,500	21,040	425,708	762,210	1,187,918
				1,573,557	11,011,184	12,584,741
Financial Services – 10.2%, 8.6%, 8.8%
American Express Co.	8,770		8,770	429,292		429,292
Citigroup, Inc.	29,360	116,833	146,193	1,411,923	5,618,498	7,030,421
Countrywide Financial Corp.	2,100		2,100	124,530		124,530
Fannie Mae	12,220	8,525	20,745	839,758	585,838	1,425,596
Franklin Resources, Inc.		3,400	3,400		186,422	186,422
Goldman Sachs Group, Inc.(a)	1,750	8,300	10,050	168,875	800,950	969,825
J.P. Morgan Chase & Co.		39,570	39,570		1,487,832	1,487,832
KeyCorp		25,000	25,000		742,500	742,500
Legg Mason, Inc.	2,400	4,600	7,000	220,944	423,476	644,420
Lehman Brothers Holdings, Inc.	2,450	5,600	8,050	179,830	411,040	590,870

MBIA, Inc.		1,350	1,350		79,502	79,502
MBNA Corp.		72,750	72,750		1,773,645	1,773,645
Merrill Lynch & Co., Inc.	11,330	13,000	24,330	614,426	704,990	1,319,416
Morgan Stanley Dean Witter & Co.		9,000	9,000		462,510	462,510
SLM Corp.		20,700	20,700		793,017	793,017
				3,989,578	14,070,220	18,059,798
Food – 1.1%, 1.4%, 1.3%
Archer-Daniels-Midland Co.		27,138	27,138		476,543	476,543
Dean Foods Co.*		10,600	10,600		355,948	355,948
General Mills, Inc.	8,600	17,700	26,300	419,250	862,875	1,282,125
Hershey Foods Corp.		6,200	6,200		551,118	551,118
				419,250	2,246,484	2,665,734
Healthcare Services – 0.8%, 3.1%, 2.7%
Anthem, Inc.*		4,000	4,000		354,320	354,320
Caremark Rx, Inc.*		24,800	24,800		839,480	839,480
HCA, Inc.(a)	7,800	8,100	15,900	316,914	329,103	646,017
Health Management Associates, Inc. (Class “A” Stock)(a)		36,000	36,000		832,680	832,680
UnitedHealth Group, Inc.		32,600	32,600		2,004,248	2,004,248
WellPoint Health Networks, Inc.*(a)		7,400	7,400		826,506	826,506
				316,914	5,186,337	5,503,251
Industrial Products – 1.2%, 0.6%, 0.7%
Crane Co.(a)		9,500	9,500		292,695	292,695
Eaton Corp.	4,900	10,800	15,700	290,962	641,304	932,266
Illinois Tool Works, Inc.	1,940		1,940	167,247		167,247
				458,209	933,999	1,392,208
Insurance – 2.8%, 5.8%, 5.2%
ACE Ltd.		16,000	16,000		701,440	701,440
AFLAC, Inc.		6,200	6,200		261,826	261,826
Allstate Corp. (The)		9,700	9,700		445,230	445,230
American International Group, Inc.	12,845	63,994	76,839	920,344	4,585,171	5,505,515
Chubb Corp.		10,575	10,575		729,675	729,675
CIGNA Corp.		1,000	1,000		64,510	64,510
Hartford Financial Services Group, Inc. (The)	2,560		2,560	156,365		156,365
Manulife Financial Corp. (Canada)		11,379	11,379		418,401	418,401
Progressive Corp. (The)		11,400	11,400		997,728	997,728
St. Paul Companies., Inc.		20,697	20,697		841,747	841,747
The Hartford Financial Services Group, Inc.		3,000	3,000		183,240	183,240
XL Capital Ltd. (Class “A” Stock)		5,000	5,000		381,750	381,750
				1,076,709	9,610,718	10,687,427
Internet Services – 0.0%, 2.3%, 1.9%
eBay, Inc.*		26,400	26,400		2,107,248	2,107,248
Juniper Networks, Inc.*(a)		11,100	11,100		242,868	242,868
Yahoo!, Inc.*(a)		29,000	29,000		1,463,340	1,463,340
					3,813,456	3,813,456
Machinery & Equipment – 1.1%, 0.2%, 0.4%
Caterpillar, Inc.	5,400	4,200	9,600	419,742	326,466	746,208
Medical Supplies & Equipment – 2.5%, 5.1%, 4.6%
Amgen, Inc.*		44,300	44,300		2,492,761	2,492,761
Applera Corp. – Applied Biosystems Group		11,000	11,000		204,270	204,270
Bard, (C.R.), Inc.	1,920		1,920	204,038		204,038
Baxter International, Inc.(a)	10,430		10,430	330,110		330,110
Boston Scientific Corp.*		14,100	14,100		580,779	580,779
Guidant Corp.	6,630	15,500	22,130	417,756	976,655	1,394,411
Medtronic, Inc.		49,400	49,400		2,492,724	2,492,724

St. Jude Medical, Inc.*		10,000	10,000		762,600	762,600
Zimmer Holdings, Inc.*		12,400	12,400		990,140	990,140
				951,904	8,499,929	9,451,833
Metals & Mining – 0.0%, 0.4%, 0.3%
Alcan, Inc.		7,100	7,100		285,633	285,633
Alcoa, Inc.		13,100	13,100		402,825	402,825
					688,458	688,458
Office Equipment – 0.0%, 0.1%, 0.1%
Pitney Bowes, Inc.		3,100	3,100		135,625	135,625
Oil & Gas – 7.9%, 4.8%, 5.4%
BP PLC [ADR] (United Kingdom)(a)	18,215		18,215	963,574		963,574
ChevronTexaco Corp.		18,747	18,747		1,715,351	1,715,351
ConocoPhillips		16,820	16,820		1,199,266	1,199,266
El Paso Corp.(a)		55,000	55,000		385,550	385,550
EnCana Corp.	4,530		4,530	177,667		177,667
Encana Corp. (Canada)	4,170		4,170	163,131		163,131
EOG Resources, Inc.	3,800		3,800	187,150		187,150
Exxon Mobil Corp.		79,400	79,400		3,378,470	3,378,470
Halliburton Co.(a)	12,980		12,980	386,804		386,804
Marathon Oil Corp.		6,500	6,500		218,140	218,140
Nabors Industries Ltd.*		6,000	6,000		266,160	266,160
Noble Corp.*	6,050		6,050	224,818		224,818
Occidental Petroleum Corp.		3,900	3,900		184,080	184,080
Schlumberger Ltd.	3,930		3,930	230,023		230,023
Total SA [ADR] (France)(a)	4,430		4,430	408,092		408,092
Unocal Corp.	9,610		9,610	346,344		346,344
Valero Energy Corp.		1,400	1,400		89,264	89,264
Western Gas Resources, Inc.		8,900	8,900		484,605	484,605
				3,087,603	7,920,886	11,008,489
Paper & Forest Products – 0.0%, 0.8%, 0.7%
Georgia-Pacific Corp.(a)		11,900	11,900		417,690	417,690
International Paper Co.		10,600	10,600		427,392	427,392
MeadWestvaco Corp.		10,483	10,483		274,130	274,130
Temple-Inland, Inc.		4,500	4,500		277,965	277,965
					1,397,177	1,397,177
Pharmaceuticals – 4.9%, 6.3%, 6.0%
Abbott Laboratories	10,100		10,100	444,602		444,602
Allergan, Inc.	3,100		3,100	272,955		272,955
Biogen Idec, Inc.*		15,800	15,800		932,200	932,200
Bristol-Meyers Squibb Co.		18,400	18,400		461,840	461,840
Cephalon, Inc.*(a)		8,000	8,000		455,280	455,280
Forest Laboratories, Inc.*		17,300	17,300		1,115,504	1,115,504
Gilead Sciences, Inc.*	3,980	8,900	12,880	242,103	541,387	783,490
Lilly, (Eli) & Co.(a)	1,800		1,800	132,858		132,858
Merck & Co., Inc.		10,700	10,700		502,900	502,900
Novartis AG (Switzerland)	1,440		1,440	64,193		64,193
Pfizer, Inc.		166,680	166,680		5,960,477	5,960,477
Roche Holding AG (Switzerland)	3,760		3,760	394,385		394,385
Wyeth	9,500	12,200	21,700	361,665	464,454	826,119
				1,912,761	10,434,042	12,346,803
Printing & Publishing – 1.5%, 0.8%, 0.9%
Donnelley, (R.R.) & Sons Co.		19,300	19,300		567,806	567,806
New York Times Co. (Class “A” Stock)	12,840		12,840	588,200		588,200
Tribune Co.		15,300	15,300		732,564	732,564
				588,200	1,300,370	1,888,570

Railroads – 0.8%, 0.6%, 0.7%
Burlington Northern Santa Fe Corp.		4,100	4,100		134,070	134,070
Canadian National Railway Co. (Canada)	100		100	3,777		3,777
CSX Corp.		12,300	12,300		378,348	378,348
Norfolk Southern Corp.		22,100	22,100		526,422	526,422
Union Pacific Corp.	5,440		5,440	320,579		320,579
				324,356	1,038,840	1,363,196
Real Estate – 0.0%, 0.5%, 0.4%
Equity Office Properties Trust [REIT]		22,000	22,000		553,740	553,740
Equity Residential Properties Trust [REIT]		12,800	12,800		351,488	351,488
					905,228	905,228
Restaurants – 0.5%, 0.2%, 0.2%
McDonald’s Corp.	7,380	10,000	17,380	200,957	272,300	473,257
Retail & Merchandising – 5.7%, 8.4%, 7.8%
Albertson’s, Inc.		2,500	2,500		58,400	58,400
Bed Bath & Beyond, Inc.*		17,500	17,500		649,600	649,600
CVS Corp.	10,130		10,130	391,322		391,322
Federated Department Stores, Inc.		6,425	6,425		314,825	314,825
Gap, Inc.	4,100		4,100	90,241		90,241
Home Depot, Inc.	5,860	63,200	69,060	206,213	2,224,008	2,430,221
Kohl’s Corp.*(a)	9,960		9,960	416,228		416,228
Lowe’s Companies, Inc.(a)		34,000	34,000		1,770,040	1,770,040
May Department Stores Co.		18,274	18,274		562,839	562,839
Ross Stores, Inc.(a)		12,600	12,600		384,300	384,300
Sears, Roebuck and Co.(a)		14,100	14,100		564,705	564,705
SUPERVALU, Inc.		7,400	7,400		227,846	227,846
Target Corp.	15,750	17,000	32,750	683,078	737,290	1,420,368
TJX Companies, Inc.(a)	17,030	30,400	47,430	418,427	746,928	1,165,355
Wal-Mart Stores, Inc.		99,500	99,500		5,671,500	5,671,500
				2,205,509	13,912,281	16,117,790
Semiconductors – 3.3%, 4.0%, 3.9%
Analog Devices, Inc.	9,420		9,420	401,292		401,292
Applied Materials, Inc.*		48,600	48,600		885,978	885,978
Broadcom Corp. (Class “A” Stock)*		19,000	19,000		717,440	717,440
Intel Corp.	14,780	127,700	142,480	380,289	3,285,721	3,666,010
Linear Technology Corp.		10,500	10,500		374,115	374,115
Marvell Technology Group Ltd.*		8,900	8,900		344,697	344,697
Maxim Integrated Products, Inc.(a)		16,000	16,000		735,840	735,840
Novellus Systems, Inc.*(a)	6,000		6,000	173,760		173,760
Silicon Laboratories, Inc.*		3,500	3,500		165,025	165,025
Texas Instruments, Inc.(a)	13,440	7,000	20,440	337,344	175,700	513,044
				1,292,685	6,684,516	7,977,201
Telecommunications – 3.0%, 4.5%, 4.2%
ALLTEL Corp.		4,400	4,400		221,496	221,496
AT&T Corp.(a)		10,380	10,380		178,017	178,017
AT&T Wireless Services, Inc.*		10,000	10,000		138,100	138,100
BellSouth Corp.		26,400	26,400		681,384	681,384
Corning, Inc.*(a)		29,763	29,763		328,286	328,286
Lucent Technologies, Inc.*		100,000	100,000		337,000	337,000
Motorola, Inc.		21,400	21,400		390,550	390,550
Nextel Communications, Inc. (Class “A” Stock)*		22,600	22,600		539,236	539,236
Nortel Networks Corp. (Canada)*	54,100		54,100	202,334		202,334
QUALCOMM, Inc.		21,400	21,400		1,336,644	1,336,644

SBC Communications, Inc.		47,200	47,200		1,175,280	1,175,280
Sprint Corp.(a)	19,785	32,100	51,885	353,954	574,269	928,223
Telefonaktiebolaget LM Ericsson [ADR] (Sweden)*	5,300		5,300	141,351		141,351
Verizon Communications, Inc.	380	41,572	41,952	14,341	1,568,927	1,583,268
Vodafone Group PLC [ADR] (United Kingdom) (a)	18,566		18,566	455,609		455,609
				1,167,589	7,469,189	8,636,778
Transportation – 1.4%, 0.0%, 0.3%
FedEx Corp.	4,340		4,340	312,089		312,089
United Parcel Service, Inc. (Class “B” Stock)	3,100		3,100	217,465		217,465
				529,554		529,554
Utilities – 2.2%, 2.5%, 2.5%
American Electric Power Co., Inc.(a)		25,800	25,800		785,352	785,352
CMS Energy Corp.*(a)		45,400	45,400		377,274	377,274
Constellation Energy Group, Inc.		6,300	6,300		242,424	242,424
Dominion Resources, Inc.(a)	5,620		5,620	358,612		358,612
DTE Energy Co.(a)		9,500	9,500		370,690	370,690
Entergy Corp.	1,400	12,200	13,600	76,440	666,120	742,560
Exelon Corp.	5,990		5,990	400,971		400,971
FirstEnergy Corp.		18,000	18,000		703,800	703,800
Pinnacle West Capital Corp.(a)		6,000	6,000		234,360	234,360
PPL Corp.		15,600	15,600		668,460	668,460
Sempra Energy		600	600		19,050	19,050
TXU Corp.(a)		5,000	5,000		170,700	170,700
				836,023	4,238,230	5,074,253
TOTAL LONG-TERM INVESTMENTS
(Cost $35,125,031, $154,459,384, $189,585,415)				38,283,573	167,155,619	205,439,192

	Par	Par	Par
	(000)	(000)	(000)
SHORT-TERM INVESTMENTS – 17.8%, 10.9%, 12.2%
Certificate of Deposit – 0.0%, 0.1%, 0.1%
Credit Lyonnais Bank
1.075%, 09/30/04 (b)		160	160		159,992	159,992
Commercial Paper – 1.4%, 1.5%, 1.4%
Atomium Funding Corp.
1.05%, 05/19/04 (b)		939	939		938,451	938,451
Concord Minutemen Capital Co.
1.04%, 05/20/04 (b)		478	478		477,861	477,861
Crown Point Capital Co.
1.04%, 05/10/04 (b)		319	319		318,829	318,829
Monumental Global Funding
1.10%, 05/28/04 (b) (c)	2	689	691	2,082	689,965	692,047
Tannehill Capital Co., LLC
1.04%, 05/18/04 (b)	531		531	530,474		530,474
				532,556	2,425,106	2,957,662
Corporate Obligations – 11.5%, 7.3%, 8.1%
American Express Credit
1.07%, 05/13/04 (b) (c)		331	331		330,643	330,643
Bank of America NA
1.05%, 05/03/04 (b) (c)	927	254	1,181	927,476	253,658	1,181,134
Canadian Imperial Bank of Commerce
1.07%, 05/28/04 (b) (c)		317	317		317,066	317,066

General Electric Capital Corp.
1.06%, 05/10/04 (b) (c)	28	799	827	28,101	800,254	828,355
Merrill Lynch & Co., Inc.
1.192%, 05/03/04 (b) (c)	1,136	3,422	4,558	1,136,408	3,421,913	4,558,321
1.192%, 05/03/04 (b) (c)		179	179		178,982	178,982
Morgan Stanley
1.13%, 05/03/04 (b) (c)	486	658	1,144	485,934	657,616	1,143,550
Natexis Banque NY
1.11%, 05/03/04 (b) (c)	1,197	3,002	4,199	1,196,482	3,001,492	4,197,974
1.162%, 05/03/04 (b) (c)	718	1,762	2,480	717,660	1,761,624	2,479,284
Societe Generale NY
1.137%, 05/03/04 (b) (c)		15	15		15,251	15,251
Swedbank NY
1.06%, 05/17/04 (b) (c)		650	650		650,017	650,017
Westdeutsche Landesbank
1.065%, 05/24/04 (b) (c)		331	331		331,359	331,359
1.07%, 05/28/04 (b) (c)		509	509		509,183	509,183
				4,492,061	12,229,058	16,721,119
Time Deposit – 0.6%, 0.3%, 0.4%
Deutsche Bank AG
1.04%, 05/03/04 (b)	242	548	790	242,172	548,391	790,563

	Shares	Shares	Shares
Non-Registered Investment Company – 2.2%, 1.2%, 1.4%
BlackRock Institutional Money Market
Trust(b) (d)	853,207	2,068,190	2,921,397	853,207	2,068,190	2,921,397
Registered Investment Companies – 2.1%, 0.5%, 0.8%
BlackRock Provident Institutional Funds
TempCash Portfolio(d)	402,489	388,541	791,030	402,489	388,541	791,030
BlackRock Provident Institutional Funds
TempFund Portfolio(d)	402,488	388,541	791,029	402,488	388,541	791,029
				804,977	777,082	1,582,059
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,924,973, $18,207,819, $25,132,792)				6,924,973	18,207,819	25,132,792
Total Investments — 116.4%, 111.4%, 112.4%
(Cost $42,051,004, $172,667,203, $214,718,207; Note 5)				45,208,546	185,363,438	230,571,984
Liabilities in Excess of Other Assets — (16.4%), (11.4%), (12.4%)				(6,376,249)	(18,976,180)	(25,352,429)
Net Assets — 100.0%				$38,832,297	$166,387,258	$205,219,555

The following abbreviations and annotations are used throughout the Portfolio of Investments:

ADR        American Depository Receipt

REIT        Real Estate Investment Trust

*                            Non-income producing security.

(a)                     Portion of securities in loan with an aggregate market value of $5,867,708, $16,574,474, & $22,442,182, respectively; cash collateral of $6,119,996, $17,430,737 & $23,550,733, respectively, was received with which the portfolio purchased highly liquid short-term investments.

(b)                    Represents security purchased with collateral for securities on loan.

(c)                     Indicates a variable rate security.  The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.  The interest rate shown reflects the rate in effect at April 30, 2004.

(d)                    Security available to institutional investors only.

See Notes to Financial Statements.

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2004

(UNAUDITED)

	STRATEGIC PARTNERS GROWTH WITH INCOME FUND	STRATEGIC PARTNERS MANAGED INDEX 500 FUND	ADJUSTMENTS		STRATEGIC PARTNERS MANAGED INDEX 500 FUND
ASSETS:
Investments in Securities at Value (A)
Including Securities Loaned at Value (B)	$45,208,546	$185,363,438			230,571,984
Receivable For:
Securities Sold	571,204	484,210			1,055,414
Dividends and Interest	43,030	148,306			191,336
Fund Shares Sold	42,516	285,128			327,644
Prepaid Expenses	18,670	51,722			70,392
Total Assets	45,883,966	186,332,804			232,216,770

LIABILITIES:
Payable to Custodian	—	298,194			298,194
Payable to Investment Manager	12,152	78,689			90,841
Payable to Broker for Collateral for Securities on Loan	6,119,996	17,430,737			23,550,733
Payable For:
Securities Purchased	821,877	—			821,877
Fund Shares Redeemed	31,198	1,952,610			1,983,808
Distribution Fees	28,921	127,712			156,633
Deferred Directors’ Fees	1,479	4,264			5,743
Accrued Expenses and Other Liabilities	36,046	53,340			89,386
Total Liabilities	7,051,669	19,945,546			26,997,215
Net Assets	$38,832,297	$166,387,258			205,219,555

Components of Net Assets

Common Stock, at $0.001 Par Value	$4,865	$19,428	$(342	)(a)	23,951
Additional Paid-In Capital	50,666,914	185,575,722	342	(a)	236,242,978
	50,671,779	185,595,150			236,266,929
Undistributed Net Investment Income (Loss)	(111,262)	(219,545)			(330,807)
Accumulated Net Realized Gain (Loss) on Investments	(14,887,287)	(29,684,582)			(44,571,869)
Net Unrealized Appreciation (Depreciation) on Investments	3,159,067	12,696,235			15,855,302
Net Assets	$38,832,297	$168,387,258			207,219,555

(A) Investments at Cost	$42,051,004	$172,667,203	214,718,207
(B) Securities Loaned at Value	$5,867,708	$16,574,474	22,442,182

See Notes to Financial Statements

		STRATEGIC PARTNERS GROWTH WITH INCOME FUND	STRATEGIC PARTNERS MANAGED INDEX 500 FUND	ADJUSTMENTS		STRATEGIC PARTNERS MANAGED INDEX 500 FUND
NET ASSET VALUE:
Class A:	Net Assets	$260,352	$652,867			913,219
	Shares Outstanding	32,069	74,900	(2,242	)(a)	104,727
	Net Asset Value and Redemption Price Per Share	$8.12	$8.72			8.72
	Maximum Sales Charge	5.50%	5.50%			5.50%
	Offering Price Per Share*	$8.59	$9.23			9.24
Class B:	Net Assets	$42,616	$127,942			170,558
	Shares Outstanding	5,368	14,985	(381	)(a)	19,972
	Net Asset Value, Offering and Redemption Price Per Share	$7.94	$8.54			8.54
Class C:	Net Assets	$6,923,053	$35,831,519			42,754,572
	Shares Outstanding	872,351	4,202,404	(62,496	)(a)	5,012,259
	Net Asset Value and Redemption Price Per Share	$7.94	$8.53			8.53
Class L:	Net Assets	$9,072,256	$33,459,479			42,531,735
	Shares Outstanding	1,117,944	3,838,810	(79,261	)(a)	4,877,493
	Net Asset Value, Offering and Redemption Price Per Share	$8.12	$8.72			8.72
Class M:	Net Assets	$19,676,435	$87,643,605			107,320,040
	Shares Outstanding	2,477,403	10,278,618	(174,539	)(a)	12,581,482
	Net Asset Value and Redemption Price Per Share	$7.94	$8.53			8.53
Class X:	Net Assets	$2,857,585	$8,671,846			11,529,431
	Shares Outstanding	360,227	1,018,434	(23,851	)(a)	1,354,810
	Net Asset Value, Offering and Redemption Price Per Share	$7.93	$8.51			8.51

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

(a) Reflects the change in shares and par value of Strategic Partners Growth with Income Funds upon conversion into Strategic Partners Managed Index 500 Fund.

See Notes to Financial Statements

Strategic Partners Mutual Funds, Inc.

Pro Forma Statement of Operations

For the Year ended April 30, 2004

(Unaudited)

	Strategic Partners Growth with Income Fund	Strategic Partners Managed Index 500 Fund	Adjusting Entries		Pro-Forma Combined Strategic Partners Managed Index 500 Fund
Statement of Operations:
Interest	$6,594	$2,987			$9,581
Dividends	618,691	2,668,865			3,287,556
Security Lending	6,038	20,573			26,611
Foreign taxes Withheld	(5,115)	(266)			(5,381)
Total Income	626,208	2,692,159			3,318,367

Expenses:
Advisory Fees	391,261	1,246,089	(80,378	)(a)	1,556,972
Distribution Fees - Class A	27	55	1,239	(f)	1,321
Distribution Fees - Class B	5	22	502	(f)	529
Distribution Fees - Class C	75,558	359,516	(3,265	)(a)	431,809
Distribution Fees - Class L	49,511	160,524	(504	)(a)	209,531
Distribution Fees - Class M	187,915	797,408	2,365	(a)	987,688
Distribution Fees - Class X	28,672	77,940	797	(a)	107,409
Transfer Agent’s Fees and Expenses	192,986	444,214	(127,200	)(b)	510,000
Administration and Accounting Fees	45,595	54,548	(16,143	)(c)	84,000
Custodian Fees and Expenses	41,204	777	19	(d)	42,000
Reports to Shareholders	20,946	78,589	(4,535	)(c)	95,000
Audit and Legal Fees	9,342	20,645	16,713	(e)	46,700
Director’s Fees	8,128	16,335	(9,463	)(c)	15,000
Registration Fees	39,779	51,076	(25,855	)(c)	65,000
Interest Expense	0	176	0		176
Miscellaneous	6,559	29,159	(10,718	)(c)	25,000

Total expenses	1,097,488	3,337,073	(256,426)		4,178,135
Less: Advisory fees and expense reimbursements	(247,165)	(385,707)	139,239		(493,633)
Net expenses	850,323	2,951,366	(117,187)		3,684,502

Net investment income (loss)	(224,115)	(259,207)	117,187		(366,135)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	3,051,033	(1,127,483)			1,923,550
Foreign Currency	(3,686)	0			(3,686)
	3,047,347	(1,127,483)			1,919,864

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,609,064	27,378,093			29,987,157
Foreign Currencies	1,266	0			1,266
	2,610,330	27,378,093			29,988,423

Net gain (loss) on investments	5,657,677	26,250,610			31,908,287

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,433,562	$25,991,403	$117,187		$31,542,152

(a) Reflects adjustments to advisory fees and distribution fees based on the surviving Fund’s fee schedule, and combined annual average net assets of the two Funds.

(b) Reflects current transfer agent fee schedule.

(c)  Reflects the elimination of duplicate services or fees.

(d) Reflects rounding adjustment for presentation simplification purposes.

(e)  Reflects current audit and legal fee structure.

(f)  Classes A and B opened to shareholders on April 10, 2004.  The increase is the adjustment needed to reflect a full year of
Rule 12(b)(1) expenses for each of these share classes.

Strategic Partners Mutual Funds, Inc.

Notes to Pro-Forma Financial Statements for the merger of
Strategic Partners Growth with Income Fund into Strategic Partners Managed Index 500 Fund

(Unaudited)

1.              Basis of Combination – The Pro-Forma Statement of Assets and Liabilities, including the Schedule of Investments at April 30, 2004 and the related Statement of Operations (“Pro Forma Statements”) for the year ended April 30, 2004, reflect the accounts of the Strategic Partners Growth with Income Fund and the Strategic Partners Managed Index 500 Fund, each a “Fund.”

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Strategic Partners Growth with Income Fund in exchange for shares of Strategic Partners Managed Index 500 Fund. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included in their respective Statement of Additional Information.  As of April 30, 2004, all of the securities held by the Strategic Partners Growth with Income Fund would comply with the compliance guidelines and investment restrictions of the Strategic Partners Managed Index 500 Fund.

2.              Common Stock – The pro-forma net asset value per share assumes the issuance of additional shares of Strategic Partners Managed Index 500 Fund, which would have been issued on April 30, 2004 in connection with the proposed reorganization.  Shareholders of Strategic Partners Growth with Income Fund would become shareholders of Strategic Partners Managed Index 500 Fund, receiving shares of Strategic Partners Managed Index 500 Fund, equal to the value of their holdings in Strategic Partners Growth with Income Fund.  The amount of additional shares assumed to be issued has been calculated based on the April 30, 2004 net assets of Strategic Partners Growth with Income Fund and Strategic Partners Managed Index 500 Fund.  The net asset value per share of $8.72, $8.54, $8.53, $8.72, $8.53 and $8.51 was used to calculate additional shares of 29,827, 4,987, 809,855, 1,038,683, 2,302,864 and 336,376 for Class A, Class B, Class C, Class L, Class M and Class X, respectively, for the net assets of Strategic Partners Growth with Income Fund of $38,832,297.

3.              Pro Forma Operations – The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund.  Accordingly, the combined gross investment income is equal to the sum of each Fund’s gross investment income.  Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The pro forma advisory fees and plan of distribution fees of the combined Fund are based on the fee schedule in effect for Strategic Partners Managed Index 500 Fund at the combined level of average net assets for the twelve months ended April 30, 2004.  The Pro Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the Fund.  No securities have been sold or will be sold in anticipation of the merger.

4.              Security Valuation – Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask price, or at the last bid price on such day in the absence of an asked price.  Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price.  Securities that are actively traded in the over-the-counter market, including listed securities for which the co-managers, in consultation with the subadviser; believe the primary market to be over-the-counter are valued by an independent agent or principal market maker.  Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange.  Futures contracts and options thereon traded on a commodities exchange of board of trade are valued at the last sale price at the closing of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.  Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with procedures approved by the Board of Directors.  Investments in mutual funds are valued at their net assets value as of the close of the New York Stock Exchange on the date of the valuation.  Short-term securities that are held in the Funds, which mature in more than 60 days are valued at current market quotations, and those short-term securities, which mature in 60 days or less are valued at, amortized cost, which approximates market value.

5.              Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

6.              Taxes – For federal income tax purposes, each fund in the Company is treated as a separate taxpaying entity.  It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders.  Therefore, no federal income tax provision is required.  Strategic Partners Growth with Income Fund had a capital loss carryforward of $15,295,379 as of October 31, 2003, which will have an annual limitation on the amount of utilization under section 382 of the Internal Revenue Code of 1986, as amended.

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

FILE NOS. 333-112873 & 811-5186

FORM N-14

PART C

OTHER INFORMATION

Item 15.  Indemnification

Section 2-418 of the General Corporation Law of the State of Maryland provides for indemnification of officers, directors, employees and agents of a Maryland corporation.  With respect to indemnification of the officers and directors of the Registrant, and of other employees and agents to such extent as shall be authorized by the Board of Directors or the By-laws of the Registrant and be permitted by law, reference is made to Article VIII, Paragraph (a)(5) of the Registrant’s Articles of Incorporation and Article V of the Registrant’s By-laws, both incorporated by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except as otherwise noted below:

(1)                                  Copies of the charter of the Registrant as now in effect;

(A)                              Articles of Incorporation of Registrant previously filed with the Registration Statement filed on Form N-1A on March 10, 1997.

(B)                                Articles of Amendment of Registrant dated July 3, 1997 previously filed with Pre-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on July 11, 1997.

(C)                                Articles of Amendment of Registrant dated July 17, 1997 previously filed with Post-Effective Amendment No. 1 to Registration Statement filed on Form N-1A on October 17, 1997.

(D)                               Articles Supplementary of Registrant dated December 29, 1997 previously filed with Post-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on June 5, 1998.

(E)                                 Articles Supplementary of Registrant dated August 14, 1998 previously filed with Post-Effective Amendment No. 5 to Registration Statement filed on Form N-1A on December 31, 1998.

(F)                                 Articles Supplementary of Registrant dated December 16, 1998 previously filed with Post-Effective Amendment No. 5 to Registration Statement filed on Form N-1A on December 31, 1998.

(G)                                Articles Supplementary of Registrant dated September 23, 1999 previously filed with Post-Effective Amendment No. 8 to Registration Statement filed on Form N-1A on October 18, 1999.

(H)                               Articles Supplementary of Registrant dated February 14, 2000 previously filed with Post-Effective Amendment No. 10 to Registration Statement filed on Form N-1A on March 2, 2000.

(I)                                    Articles Supplementary of Registrant dated April 28, 2000 previously filed with Post-Effective Amendment No. 12 to Registration Statement filed on Form N-1A on August 22, 2000.

(J)                                   Articles Supplementary of Registrant dated September 8, 2000 previously filed with Post-Effective Amendment No. 13 to Registration Statement filed on Form N-1A on December 15, 2000.

(K)                               Articles of Amendment of Registrant dated September 8, 2000 previously filed with Post-Effective Amendment No. 14 to Registration Statement filed on Form N-1A on March 1, 2001.

(L)                                 Articles Supplementary of Registrant dated February 27, 2001 previously filed with Post-Effective Amendment No. 14 to Registration Statement filed on Form N-1A on March 1, 2001.

(M)                            Articles of Amendment of Registrant dated February 27, 2001 previously filed with Post-Effective Amendment No. 14 to Registration Statement filed on Form N-1A on March 1, 2001.

(N)                               Articles of Amendment of Registrant dated September 7, 2001 previously filed with Post-Effective Amendment No. 16 to Registration Statement filed on Form N-1A on September 14, 2001.

(O)                               Articles of Amendment of Registrant dated November 30, 2001 previously filed with Post-Effective Amendment No. 18 to Registration Statement filed on Form N-1A on December 10, 2001.

(P)                                 Articles Supplementary of Registrant dated February 26, 2002 previously filed with Post-Effective Amendment No. 20 to Registration Statement filed on Form N-1A on March 1, 2002.

(Q)                               Articles of Amendment of Registrant dated April 24, 2002 previously filed with Post-Effective Amendment No. 22 to Registration Statement filed on Form N-1A on April 30, 2002.

(R)                                Articles of Amendment of Registrant dated June 24, 2002 previously filed with Post-Effective Amendment No. 23 to Registration Statement filed on Form N-1A on December 26, 2002.

(S)                                 Articles of Amendment of Registrant dated November 12, 2002 previously filed with Post-Effective Amendment No. No. 23 to Registration Statement filed on Form N-1A on December 26, 2002.

(T)                                Articles of Amendment of Registrant dated December 19, 2003 previously filed with Post-Effective Amendment No. 26 to Registration Statement filed on Form N-1A on December 29, 2003.

(U)                               Articles Supplementary of Registrant, dated January 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(V)                                Articles of Amendment of Registrant, dated January 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(W)                           Certificate of Correction of Registrant, dated February 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(X)                               Certificate of Correction of Registrant, dated February 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(Y)                                Certificate of Correction of Registrant, dated February 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(Z)                                Certificate of Correction of Registrant, dated February 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(AA)                    Certificate of Correction of Registrant, dated February 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(BB)                        Articles of Amendment of Registrant, dated May 10, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(CC)                        Articles Supplementary of Registrant, dated September 10, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(2)                                  Copies of the existing by-laws or corresponding instruments of the Registrant;

(A)                              By-laws for the Registrant previously filed with Post-Effective Amendment No. 29 to Registration Statement filed on Form N-1A on December 23, 2004.

(3)                                  Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable

(4)                                  Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(A)                                          The Plan of Reorganization is included in this registration statement as Exhibit A to the Prospectus/Proxy Statement.

(5)                                  Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(A)                                    Articles of Incorporation of Registrant previously filed with the Registration Statement filed on Form N-1A on March 10, 1997, Articles of Amendment and Articles Supplementary of Registrant filed with Pre-Effective Amendment No. 3 and Post-Effective Amendments No. 1, 3, 5, 8, 10, 12, 13, 14, 16, 18, 20, 22, 23 and 26 to the Registration Statement on Form N-1A on July 11, 1997, October 17, 1997, June 5, 1998, December 31, 1998, October 18, 1999, March 2, 2000, August 22, 2000, December 15, 2000, March 1, 2001, September 14, 2001, December 10, 2001, March 1, 2002, April 30, 2002, December 26, 2002 and December 29, 2003, respectively, and By-laws of the Registrant filed with Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A on May 29, 2003.

(6)                                  Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(A)                              Form of Investment Management Agreement among the Registrant, American Skandia Investment Services, Incorporated and Prudential Investments LLC for the various funds of the Registrant.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(B)                                Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and William Blair & Company LLC for the ASAF William Blair International Growth Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(C)                                Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management, L.P. for the Strategic Partners High Yield Bond Fund.  Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N1-A as filed with the Commission on December 23, 2004.

(D)                               Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and The Dreyfus Corporation for the Strategic Partners Technology Fund.   Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N1-A as filed with the Commission on December 23, 2004.

(E)                                 Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the ASAF DeAM Small-Cap Growth Fund.  Incorporated by reference to Post-Effective

Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(F)                                 Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and GAMCO Investors, Inc. for the ASAF Gabelli Small-Cap Value Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(G)                                Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the ASAF Goldman Sachs Mid-Cap Growth Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(H)                               Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management Inc. for the ASAF Neuberger Berman Mid-Cap Value Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(I)                                    Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the Strategic Partners Capital Income Fund.  Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N1-A as filed with the Commission on December 23, 2004.

(J)(i)                        Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and INVESCO Funds Group, Inc. for the ASAF INVESCO Health Sciences Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(J) (ii)                  Assignment of Sub-advisory Agreement to A I M Capital Management, Inc.  Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N1-A as filed with the Commission on December 23, 2004.

(K)                               Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and ProFund Advisors LLC for the ASAF ProFund Managed OTC Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(L)                                 Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management LLC for the ASAF Marsico Capital Growth Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(M)                            Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the ASAF Goldman Sachs Concentrated Growth Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(N)                               Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein Core Value Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(O)                               Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein Managed Index 500 Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(P)                                 Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Alliance Capital Management L.P. for the ASAF Alliance Growth and Income Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(Q)                               Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Massachusetts Financial Services Company for the ASAF MFS Growth with Income Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(R)                                Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and INVESCO Funds Group, Inc. for the ASAF INVESCO Capital Income Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(S)                                 Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and American Century Investment Management, Inc. for the ASAF American Century Strategic Balanced Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(T)                                Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company LLC for the ASAF PIMCO Total Return Bond Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(U)                               Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Wells Capital Management Company, Inc. for the ASAF Money Market Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(V)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the Strategic Partners Small Cap Growth Opportunity Fund. To be filed by subsequent amendment.

(7)                                  Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(A)                              Form of Amended and Restated Underwriting and Distribution Agreement between Registrant and American Skandia Marketing, Incorporated was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

(B)                                Form of Sales Agreement between Registrant and American Skandia Marketing, Incorporated was previously filed with Pre-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on July 11, 1997.

(8)                                  Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

(A)                              Form of Deferred Compensation Plan was previously filed with Post-Effective Amendment No. 10 to Registration Statement filed on Form N-1A on March 2, 2000.

(B)                                Form of Amendment to Deferred Compensation Plan was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

(9)                                  Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A)                              Form of Custody Agreement between Registrant and PNC Bank was previously filed with Pre-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(B)                                Form of Custody Agreement between Registrant and Morgan Stanley Trust Company was previously filed with Pre-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(C)                                Form of Amendment to Custody Agreement between Registrant and PNC Bank was previously filed with Post-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on June 5, 1998.

(D)                               Form of Custody Manager Delegation Amendment between Registrant and The Chase Manhattan Bank was previously filed with Post-Effective Amendment No. 15 to Registration Statement filed on Form N-1A on July 17, 2001.

(E)                                 Form of Amendment to Custody Agreement between Registrant and PFPC Trust Company previously filed with Post-Effective Amendment No. 10 to Registration Statement filed on Form N-1A on March 2, 2000.

(10)                            Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s directors describing any action taken to revoke the plan;

(A)                                          Form of Distribution and Service Plan for Class A Shares was previously filed with the Registration Statement filed on Form N-14 on October 14, 2004.

(B)                                            Form of Distribution and Service Plan for Class B Shares was previously filed with the Registration Statement filed on Form N-14 on October 14, 2004.

(C)                                            Form of Distribution and Service Plan for Class C Shares was previously filed with Pre-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(D)                                           Form of Distribution and Service Plan for Class X Shares was previously filed with Pre-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(E)                                             Form of Distribution and Service Plan for New Class X Shares was previously filed with Post-Effective Amendment No. 24 to Registration Statement filed on Form N-1A on February 28, 2003.

(F)                                             Form of Distribution and Service Plan for Class L Shares was previously filed with the Registration Statement filed on Form N-14 on October 14, 2004.

(G)                                            Form of Distribution and Service Plan for Class M Shares was previously filed with the Registration Statement filed on Form N-14 on October 14, 2004.

(H)                                           Form of Rule 18f-3 Plan is attached was previously filed with the Registration Statement filed on Form N-14 on October 14, 2004.

(11)                            An opinion and consent of Piper Rudnick LLP as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable is attached as Exhibit (11).

(12)                            An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(A)                              Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders is filed herewith as Exhibit No. 12(A).

(13)                            Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(A)                              Form of Administration Agreement between Registrant and PFPC Inc. was previously filed with Pre-Effective Amendment No. 2 to the Registration Statement filed on Form N-1A on June 4, 1997.

(B)                                Form of Transfer Agency and Service Agreement between Registrant and American Skandia Fund Services, Inc. was previously filed with Post-Effective Amendment No. 17 to the Registration Statement filed on Form N-1A on October 11, 2001.

(C)                                Form of Sub-transfer Agency and Service Agreement between American Skandia Fund Services, Inc. and Boston Financial Data Services, Inc. was previously filed with Post-Effective Amendment No. 18 to the Registration Statement filed on Form N-1A on December 10, 2001.

(D)                               Form of Administration Agreement between Registrant and American Skandia Investment Services, Incorporated was previously filed with Post-Effective Amendment No. 12 to the Registration Statement filed on Form N-1A on August 22, 2000.

(14)                            Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(A)                              Consent of independent auditors, PricewaterhouseCoopers LLP is attached as Exhibit (14).

(15)                            All financial statements omitted pursuant to Items 14(a)(1);

Not Applicable

(16)                            Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(A)                                    Powers of Attorney were previously filed with the Registration Statement filed on Form N-14 on October 14, 2004.

(17)                            Any additional exhibits which the registrant may wish to file.

(A)               Form of voting instruction card is attached as Exhibit(17)(A).

Item 17.  Undertakings

(a)                                  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)                                 The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Shelton and State of Connecticut, on the 30th day of December, 2004.

Strategic Partners Mutual Funds, Inc.
(Registrant)

By:	/s/Deborah A. Docs

Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Judy A. Rice*	Director and President (Principal
Judy A. Rice	Executive Officer)

/s/Grace Torres	Treasurer (Principal
Grace Torres	Financial and Accounting
Officer)

/s/David E.A. Carson*	Director
David E.A. Carson

/s/Robert E. La Blanc*	Director
Robert E. La Blanc

/s/Douglas H. McCorkindale*	Director
Douglas H. McCorkindale

/s/Richard A. Redeker*	Director
Richard A. Redeker

/s/Robin B. Smith*	Director
Robin B. Smith

/s/Stephen Stoneburn*	Director
Stephen Stoneburn

/s/Clay T. Whitehead*	Director
Clay T. Whitehead

/c/Robert F. Gunia*	Director
Robert F. Gunia

*By:	/s/Deborah A. Docs	December 30, 2004
Deborah A. Docs

*Pursuant to Powers of Attorney filed herewith.

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

REGISTRATION STATEMENT ON FORM N-14

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION
(1)(A)	Articles of Incorporation of Registrant	*
(1)(B)	Articles of Amendment of Registrant dated July 3, 1997	*
(1)(C)	Articles of Amendment of Registrant dated July 17, 1997	*
(1)(D)	Articles Supplementary of Registrant dated December 29, 1997	*
(1)(E)	Articles Supplementary of Registrant dated August 14, 1998	*
(1)(F)	Articles Supplementary of Registrant dated December 16, 1998
(1)(G)	Articles Supplementary of Registrant dated September 23, 1999	*
(1)(H)	Articles Supplementary of Registrant dated February 14, 2000	*
(1)(I)	Articles Supplementary of Registrant dated April 28, 2000	*
(1)(J)	Articles Supplementary of Registrant dated September 8, 2000	*
(1)(K)	Articles of Amendment of Registrant dated September 8, 2000	*
(1)(L)	Articles Supplementary of Registrant dated February 27, 2001	*
(1)(M)	Articles of Amendment of Registrant dated February 27, 2001	*
(1)(N)	Articles of Amendment of Registrant dated September 7, 2001	*
(1)(O)	Articles of Amendment of Registrant dated November 30, 2001	*
(1)(P)	Articles Supplementary of Registrant dated February 26, 2002	*
(1)(Q)	Articles of Amendment of Registrant dated April 24, 2002	*
(1)(R)	Articles of Amendment of Registrant dated June 24, 2002	*
(1)(S)	Articles of Amendment of Registrant dated November 12, 2002	*
(1)(T)	Articles of Amendment of Registrant dated December 19, 2003	*
(1)(U)	Articles Supplementary of Registrant dated January 27, 2004	*
(1)(V)	Articles of Amendment of Registrant dated January 27, 2004	*
(1)(W)	Certificate of Correction of Registrant dated February 27, 2004	*
(1)X)	Certificate of Correction of Registrant dated February 27, 2004	*
(1)(Y)	Certificate of Correction of Registrant dated February 27, 2004	*
(1)(Z)	Certificate of Correction of Registrant dated February 27, 2004	*

(1)(AA)	Certificate of Correction of Registrant dated February 27, 2004	*
(1)(BB)	Articles of Amendment of Registrant dated May 10, 2004	*
(1)(CC)	Articles Supplementary of Registrant dated September 10, 2004, 2004	*
(2)(A)	By-laws for the Registrant	*
(6)(A)	Form of Investment Management Agreement between Registrant and each of Prudential Investments LLC and American Skandia Investment Services, Incorporated for each Portfolio	*
(6)(B)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and William Blair & Company LLC for the ASAF William Blair International Growth Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

*
(6)(C)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management, L.P. for the Strategic Partners High Yield Bond Fund. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N1-A as filed with the Commission on December 23, 2004.

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(6)(D)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and The Dreyfus Corporation for the Strategic Partners Technology Fund.Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N1-A as filed with the Commission on December 23, 2004.

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(6)(E)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the ASAF DeAM Small-Cap Growth Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

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(6)(F)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and GAMCO Investors, Inc. for the ASAF Gabelli Small-Cap Value Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

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(6)(G)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the ASAF Goldman Sachs Mid-Cap Growth Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

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(6)(H)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management Inc. for the ASAF Neuberger Berman Mid-Cap Value Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

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(6)(I)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the Strategic Partners Capital Income Fund. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N1-A as filed with the Commission on December 23, 2004.

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(6)(J)(i)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and INVESCO Funds Group, Inc. for the ASAF INVESCO Health Sciences Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

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(6)(J)(ii)

Assignment of Sub-advisory Agreement to A I M Capital Management, Inc.Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N1-A as filed with the Commission on December 23, 2004.

(6)(K)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and ProFund Advisors LLC for the ASAF ProFund Managed OTC Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

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(6)(L)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management LLC for the ASAF Marsico Capital Growth Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

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(6)(M)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management LLC for the ASAF Marsico Capital Growth Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

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(6)(N)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein Core Value Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

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(6)(O)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein Managed Index 500 Fund.Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

*
(6)(P)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Alliance Capital Management L.P. for the ASAF Alliance Growth and Income Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

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(6)(Q)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Massachusetts Financial Services Company for the ASAF MFS Growth with Income Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

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(6)(R)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and INVESCO Funds Group, Inc. for the ASAF INVESCO Capital Income Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

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(6)(S)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and American Century Investment Management, Inc. for the ASAF American Century Strategic Balanced Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

*

(6)(T)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company LLC for the ASAF PIMCO Total Return Bond Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

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(6)(U)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Wells Capital Management Company, Inc. for the ASAF Money Market Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

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(6)(V)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the Strategic Partners Small Cap Growth Opportunity Fund.

Attached
(7)(A)	Form of Amended and Restated Underwriting and Distribution Agreement between Registrant and American Skandia Marketing, Incorporated	*
(7)(B)	Form of Sales Agreement between Registrant and American Skandia Marketing, Incorporated	*
(8)(A)	Form of Deferred Compensation Plan	*
(8)(B)	Form of Amendment to Deferred Compensation Plan	*
(9)(A)	Form of Custody Agreement between Registrant and PNC Bank	*
(9)(B)	Form of Custody Agreement between Registrant and Morgan Stanley Trust Company	*
(9)(C)	Form of Amendment to Custody Agreement between Registrant and PNC Bank	*
(9)(D)	Form of Custody Manager Delegation Amendment between Registrant and The Chase Manhattan Bank	*
(9)(E)	Form of Amendment to Custody Agreement between Registrant and PFPC Trust Company	*
(10)(A)	Form of Distribution and Service Plan for Class A Shares	*
(10)(B)	Form of Distribution and Service Plan for Class B Shares	*
(10)(C)	Form of Distribution and Service Plan for Class C Shares	*
(10)(D)	Form of Distribution and Service Plan for Class X Shares	*
(10)(E)	Form of Distribution and Service Plan for New Class X Shares	*
(10)(F)	Form of Distribution and Service Plan for Class L Shares	*
(10)(G)	Form of Distribution and Service Plan for Class M Shares	*
(10)(H)	Form of Rule 18f-3 Plan	*
(11)	Opinion and consent of Piper Rudnick LLP	To be filed by subsequent amendment
(12)(A)	Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders	Attached
(13)(A)	Form of Administration Agreement between Registrant and PFPC Inc.	*
(17)(A)	Form of voting instruction card	Attached

(13)(B)	Form of Transfer Agency and Service Agreement between Registrant and American Skandia Fund Services, Inc.	*
(13)(C)	Form of Sub-transfer Agency and Service Agreement between American Skandia Fund Services, Inc. and Boston Financial Data Services, Inc.	*
(13)(D)	Form of Administration Agreement between Registrant and American Skandia Investment Services, Incorporated	*
(14)(A)	Consent of independent auditors, PricewaterhouseCoopers LLP	Attached
(16)(A)	Powers of Attorney	*